Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® U.S. Bond Index Fund
May 31, 2022
ZUB-NPRT3-0722
1.9881608.105
Nonconvertible Bonds - 25.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	200,000	177,064
2.25% 2/1/32	100,000	84,549
2.75% 6/1/31	401,000	358,913
3.1% 2/1/43	210,000	166,098
3.3% 2/1/52	350,000	269,054
3.5% 6/1/41	320,000	269,932
3.5% 9/15/53	1,009,000	813,475
3.55% 9/15/55	293,000	234,598
3.65% 6/1/51	220,000	182,997
3.65% 9/15/59	419,000	335,431
4.5% 5/15/35	220,000	219,671
4.65% 6/1/44	110,000	105,463
5.15% 3/15/42	236,000	236,368
5.45% 3/1/47	160,000	173,487
Bell Canada:
3.2% 2/15/52	100,000	77,720
4.464% 4/1/48	130,000	123,913
British Telecommunications PLC 9.625% 12/15/30 (b)	154,000	200,557
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	210,000	267,460
Orange SA 5.375% 1/13/42	170,000	180,985
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	300,000	298,949
5.213% 3/8/47	160,000	150,624
Telefonica Europe BV 8.25% 9/15/30	508,000	630,054
TELUS Corp. 4.3% 6/15/49	100,000	94,758
Verizon Communications, Inc.:
1.5% 9/18/30	930,000	768,123
2.355% 3/15/32	615,000	529,673
2.987% 10/30/56	492,000	364,919
3.55% 3/22/51	500,000	422,152
4.016% 12/3/29	150,000	148,670
4.125% 3/16/27	60,000	61,483
4.272% 1/15/36	106,000	104,689
4.329% 9/21/28	270,000	274,727
4.4% 11/1/34	100,000	100,055
4.812% 3/15/39	780,000	809,866
5.012% 4/15/49	146,000	155,913
5.012% 8/21/54	214,000	228,655
5.25% 3/16/37	102,000	111,255
		9,732,300
Entertainment - 0.1%
Activision Blizzard, Inc. 2.5% 9/15/50	100,000	74,039
The Walt Disney Co.:
2% 9/1/29	40,000	35,321
2.65% 1/13/31	200,000	180,996
2.75% 9/1/49	160,000	120,985
3.5% 5/13/40	163,000	145,357
3.6% 1/13/51	60,000	53,131
3.7% 10/15/25	434,000	437,992
3.8% 5/13/60	60,000	52,929
4.75% 9/15/44	151,000	153,303
6.2% 12/15/34	150,000	177,094
		1,431,147
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	92,877
1.1% 8/15/30	410,000	344,568
2.05% 8/15/50	340,000	238,400
Baidu, Inc.:
3.075% 4/7/25	210,000	205,460
3.5% 11/28/22	470,000	471,452
4.375% 5/14/24	480,000	486,096
		1,838,853
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	100,000	83,589
3.5% 6/1/41	280,000	209,981
3.75% 2/15/28	150,000	142,057
3.85% 4/1/61	300,000	212,341
3.95% 6/30/62	100,000	71,876
4.4% 12/1/61	120,000	93,026
5.125% 7/1/49	200,000	176,120
5.375% 4/1/38	110,000	103,595
5.375% 5/1/47	100,000	91,773
5.5% 4/1/63	110,000	98,151
5.75% 4/1/48	250,000	242,539
6.834% 10/23/55	140,000	148,040
Comcast Corp.:
1.5% 2/15/31	295,000	244,694
1.95% 1/15/31	300,000	258,052
2.35% 1/15/27	1,380,000	1,311,135
2.45% 8/15/52	295,000	208,423
2.65% 2/1/30	100,000	92,425
2.8% 1/15/51	120,000	90,868
2.887% 11/1/51 (c)	273,000	207,148
2.937% 11/1/56 (c)	520,000	387,800
2.987% 11/1/63 (c)	160,000	115,631
3.45% 2/1/50	100,000	84,078
3.7% 4/15/24	100,000	101,653
3.999% 11/1/49	100,000	92,906
4.049% 11/1/52	15,000	14,072
4.15% 10/15/28	150,000	153,455
5.65% 6/15/35	476,000	535,520
7.05% 3/15/33	210,000	259,063
Discovery Communications LLC:
3.25% 4/1/23	176,000	175,838
3.625% 5/15/30	200,000	184,807
4% 9/15/55	133,000	100,760
4.65% 5/15/50	200,000	168,348
Fox Corp.:
4.709% 1/25/29	70,000	70,843
5.476% 1/25/39	164,000	167,649
5.576% 1/25/49	56,000	58,117
Grupo Televisa SA de CV:
5% 5/13/45	100,000	94,968
6.625% 1/15/40	110,000	121,433
Magallanes, Inc.:
3.755% 3/15/27 (c)	180,000	174,708
4.279% 3/15/32 (c)	345,000	322,453
5.05% 3/15/42 (c)	190,000	171,736
5.141% 3/15/52 (c)	551,000	493,003
Paramount Global:
4% 1/15/26	176,000	177,001
4.2% 6/1/29	200,000	194,745
4.375% 3/15/43	100,000	84,136
4.6% 1/15/45	110,000	92,161
4.95% 1/15/31	237,000	237,305
5.85% 9/1/43	139,000	139,213
Time Warner Cable LLC:
5.5% 9/1/41	110,000	102,471
5.875% 11/15/40	220,000	218,877
6.55% 5/1/37	100,000	105,674
Time Warner Entertainment Co. LP 8.375% 7/15/33	100,000	121,047
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	470,000	442,213
3% 7/30/46	110,000	87,583
3.7% 12/1/42	250,000	221,775
4.125% 6/1/44	192,000	181,867
		10,540,742
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	463,209
3.625% 4/22/29	200,000	192,225
6.125% 3/30/40	100,000	112,394
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	86,527
4.3% 2/15/48	240,000	209,211
4.55% 3/15/52 (c)	200,000	185,778
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	200,000	178,288
3.3% 2/15/51	400,000	306,388
3.5% 4/15/25	830,000	823,638
3.6% 11/15/60	230,000	177,096
3.6% 11/15/60 (c)	100,000	76,998
4.375% 4/15/40	100,000	93,936
Vodafone Group PLC:
4.375% 5/30/28	250,000	254,596
5% 5/30/38	130,000	130,333
5.125% 6/19/59	340,000	330,690
		3,621,307
TOTAL COMMUNICATION SERVICES		27,164,349
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Lear Corp. 3.8% 9/15/27	140,000	136,113
Automobiles - 0.3%
American Honda Finance Corp.:
1% 9/10/25	240,000	221,939
1.2% 7/8/25	400,000	373,796
2.15% 9/10/24	120,000	117,492
2.9% 2/16/24	100,000	99,830
3.55% 1/12/24	428,000	433,838
General Motors Co.:
4.2% 10/1/27	90,000	87,177
5.15% 4/1/38	120,000	111,770
5.95% 4/1/49	170,000	168,093
6.75% 4/1/46	255,000	271,963
6.8% 10/1/27	330,000	357,156
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	70,195
3.85% 1/5/28	160,000	151,716
4.3% 4/6/29	130,000	123,960
5.25% 3/1/26	170,000	174,842
5.65% 1/17/29	130,000	133,280
Honda Motor Co. Ltd. 2.967% 3/10/32	130,000	118,932
		3,015,979
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	200,000	173,890
Duke University 2.832% 10/1/55	34,000	25,478
George Washington University 4.126% 9/15/48	200,000	187,513
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	232,436
4.3% 2/21/48	30,000	27,219
Massachusetts Institute of Technology 2.989% 7/1/50	400,000	330,512
Northwestern University:
3.662% 12/1/57	100,000	90,643
3.868% 12/1/48	120,000	113,628
University of Chicago 3% 10/1/52	120,000	96,298
University of Southern California 2.945% 10/1/51	350,000	270,665
		1,548,282
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.25% 2/15/30	110,000	97,134
3.8% 2/15/28	100,000	95,252
5% 2/15/26	255,000	259,115
Marriott International, Inc.:
2.75% 10/15/33	100,000	82,285
3.125% 6/15/26	210,000	203,504
4.625% 6/15/30	123,000	121,792
5.75% 5/1/25	110,000	116,038
McDonald's Corp.:
3.3% 7/1/25	280,000	280,001
3.6% 7/1/30	810,000	783,283
3.625% 9/1/49	30,000	25,506
4.45% 3/1/47	153,000	146,806
4.45% 9/1/48	44,000	42,178
4.7% 12/9/35	100,000	103,393
6.3% 3/1/38	100,000	117,386
Starbucks Corp.:
2.55% 11/15/30	400,000	350,484
3.75% 12/1/47	100,000	83,858
4% 11/15/28	350,000	348,911
4.45% 8/15/49	100,000	93,677
		3,350,603
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	340,000	282,540
3.15% 2/9/51	235,000	160,423
4% 12/6/37	140,000	121,843
4.5% 11/28/34	230,000	216,834
Amazon.com, Inc.:
0.8% 6/3/25	130,000	122,180
1% 5/12/26	200,000	184,457
1.5% 6/3/30	160,000	136,445
2.1% 5/12/31	360,000	316,897
2.5% 6/3/50	430,000	320,127
2.8% 8/22/24	117,000	117,132
3.1% 5/12/51	200,000	166,840
3.15% 8/22/27	290,000	286,761
3.875% 8/22/37	280,000	275,586
4.05% 8/22/47	228,000	225,109
4.25% 8/22/57	100,000	99,328
4.8% 12/5/34	230,000	250,041
4.95% 12/5/44	100,000	109,287
eBay, Inc.:
1.4% 5/10/26	410,000	375,041
4% 7/15/42	150,000	131,362
		3,898,233
Leisure Products - 0.0%
Hasbro, Inc.:
3.55% 11/19/26	200,000	195,549
3.9% 11/19/29	142,000	135,673
		331,222
Multiline Retail - 0.1%
Dollar General Corp. 3.5% 4/3/30	210,000	195,649
Dollar Tree, Inc. 4% 5/15/25	478,000	482,615
Nordstrom, Inc. 4% 3/15/27	110,000	102,025
Target Corp.:
2.5% 4/15/26	100,000	97,905
3.375% 4/15/29	310,000	303,640
3.9% 11/15/47	160,000	149,622
		1,331,456
Specialty Retail - 0.3%
AutoZone, Inc. 1.65% 1/15/31	180,000	144,471
Lowe's Companies, Inc.:
3.375% 9/15/25	210,000	209,828
3.65% 4/5/29	210,000	203,207
3.7% 4/15/46	100,000	83,631
4.05% 5/3/47	132,000	115,798
4.45% 4/1/62	160,000	144,624
5% 4/15/40	330,000	334,832
O'Reilly Automotive, Inc. 1.75% 3/15/31	150,000	121,227
The Home Depot, Inc.:
1.375% 3/15/31	240,000	197,665
2.375% 3/15/51	250,000	178,797
2.5% 4/15/27	750,000	717,459
2.95% 6/15/29	330,000	314,083
4.2% 4/1/43	130,000	126,753
4.25% 4/1/46	150,000	146,061
4.4% 3/15/45	156,000	155,632
4.5% 12/6/48	100,000	101,090
5.875% 12/16/36	100,000	120,269
5.95% 4/1/41	120,000	141,767
TJX Companies, Inc. 1.6% 5/15/31	250,000	206,157
		3,763,351
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	1,100,000	1,080,127
2.75% 3/27/27	230,000	224,924
3.875% 11/1/45	110,000	104,939
		1,409,990
TOTAL CONSUMER DISCRETIONARY		18,785,229
CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36	200,000	202,438
4.9% 2/1/46	100,000	99,719
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	100,000	101,219
4.9% 2/1/46	100,000	99,719
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	150,000	139,395
4.6% 4/15/48	377,000	358,715
4.95% 1/15/42	230,000	231,234
5.45% 1/23/39	380,000	405,550
5.55% 1/23/49	180,000	195,071
5.8% 1/23/59 (Reg. S)	260,000	292,652
8.2% 1/15/39	110,000	149,882
Coca-Cola FEMSA S.A.B. de CV 2.75% 1/22/30	150,000	136,730
Constellation Brands, Inc.:
2.875% 5/1/30	210,000	187,026
3.6% 2/15/28	272,000	262,061
4.5% 5/9/47	100,000	90,947
Diageo Capital PLC:
1.375% 9/29/25	200,000	187,688
2% 4/29/30	400,000	349,861
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	160,000	134,413
4.417% 5/25/25	86,000	87,958
Molson Coors Beverage Co.:
3% 7/15/26	254,000	244,467
4.2% 7/15/46	100,000	87,288
PepsiCo, Inc.:
1.4% 2/25/31	680,000	569,460
1.625% 5/1/30	309,000	267,345
2.625% 10/21/41	100,000	81,638
2.85% 2/24/26	250,000	247,507
3% 10/15/27	100,000	99,510
3.6% 3/1/24	190,000	192,540
3.625% 3/19/50	100,000	93,313
4.45% 4/14/46	140,000	145,953
7% 3/1/29	100,000	119,572
The Coca-Cola Co.:
1% 3/15/28	230,000	201,886
1.45% 6/1/27	120,000	110,290
1.65% 6/1/30	240,000	207,530
2.125% 9/6/29	140,000	127,228
2.25% 1/5/32	120,000	107,032
2.5% 6/1/40	120,000	97,165
2.5% 3/15/51	100,000	74,952
2.6% 6/1/50	120,000	92,147
2.75% 6/1/60	120,000	89,462
2.875% 5/5/41	100,000	85,267
3.45% 3/25/30	160,000	158,556
		7,212,386
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	150,000	136,769
3% 5/18/27	210,000	207,565
Kroger Co.:
1.7% 1/15/31	240,000	197,001
3.5% 2/1/26	130,000	128,740
3.7% 8/1/27	120,000	119,176
4.45% 2/1/47	130,000	121,724
5.4% 1/15/49	70,000	74,405
Sysco Corp.:
3.3% 2/15/50	150,000	116,376
6.6% 4/1/50	140,000	170,867
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	80,000	73,939
3.45% 6/1/26	195,000	192,946
4.8% 11/18/44	100,000	92,041
Walmart, Inc.:
2.65% 9/22/51	100,000	79,182
2.85% 7/8/24	150,000	150,499
3.05% 7/8/26	400,000	400,266
3.25% 7/8/29	220,000	216,150
3.3% 4/22/24	410,000	414,831
3.4% 6/26/23	100,000	101,208
3.7% 6/26/28	140,000	142,464
5.25% 9/1/35	645,000	737,796
5.625% 4/15/41	169,000	201,151
		4,075,096
Food Products - 0.4%
Archer Daniels Midland Co.:
3.25% 3/27/30	330,000	317,695
3.75% 9/15/47	100,000	93,158
Bunge Ltd. Finance Corp. 2.75% 5/14/31	110,000	95,401
Campbell Soup Co. 4.15% 3/15/28	410,000	409,689
Conagra Brands, Inc.:
4.85% 11/1/28	510,000	516,900
5.3% 11/1/38	31,000	30,753
General Mills, Inc.:
3% 2/1/51	110,000	83,482
4% 4/17/25	130,000	132,123
4.2% 4/17/28	200,000	202,381
Hormel Foods Corp. 1.8% 6/11/30	200,000	169,863
Kellogg Co.:
2.1% 6/1/30	160,000	135,891
3.25% 4/1/26	290,000	286,254
Kraft Heinz Foods Co. 5.5% 6/1/50	590,000	603,462
McCormick & Co., Inc. 1.85% 2/15/31	150,000	122,855
Mondelez International, Inc. 1.875% 10/15/32	270,000	217,931
Tyson Foods, Inc.:
4% 3/1/26	160,000	161,418
4.35% 3/1/29	450,000	456,570
5.1% 9/28/48	100,000	104,082
Unilever Capital Corp.:
1.375% 9/14/30	380,000	313,549
2.9% 5/5/27	400,000	388,621
		4,842,078
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	184,000	163,084
3.2% 7/30/46	100,000	82,992
6.625% 8/1/37	140,000	175,499
Procter & Gamble Co.:
1.2% 10/29/30	600,000	500,361
1.95% 4/23/31	200,000	176,328
2.85% 8/11/27	140,000	137,332
3% 3/25/30	100,000	96,118
		1,331,714
Personal Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	330,000	283,115
3.15% 3/15/27	260,000	256,498
		539,613
Tobacco - 0.3%
Altria Group, Inc.:
2.45% 2/4/32	290,000	233,817
3.875% 9/16/46	204,000	150,339
4.8% 2/14/29	30,000	29,971
5.8% 2/14/39	330,000	324,424
5.95% 2/14/49	110,000	105,793
BAT Capital Corp.:
3.215% 9/6/26	100,000	95,506
3.222% 8/15/24	200,000	198,470
3.557% 8/15/27	450,000	423,823
4.39% 8/15/37	180,000	153,721
4.54% 8/15/47	128,000	100,211
4.7% 4/2/27	270,000	268,143
4.742% 3/16/32	170,000	159,059
4.758% 9/6/49	260,000	208,226
5.282% 4/2/50	100,000	86,753
Philip Morris International, Inc.:
2.125% 5/10/23	820,000	817,488
4.125% 3/4/43	100,000	84,830
4.25% 11/10/44	110,000	94,909
4.875% 11/15/43	224,000	212,928
Reynolds American, Inc. 4.45% 6/12/25	140,000	141,794
		3,890,205
TOTAL CONSUMER STAPLES		21,891,092
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	290,000	261,242
Halliburton Co.:
5% 11/15/45	100,000	98,362
6.7% 9/15/38	100,000	114,718
7.45% 9/15/39	120,000	146,723
		621,045
Oil, Gas & Consumable Fuels - 1.7%
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	104,107
Burlington Resources LLC 5.95% 10/15/36	110,000	124,285
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	149,764
4.95% 6/1/47	160,000	159,363
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	291,573
Cheniere Corpus Christi Holdings LLC:
2.742% 12/31/39	160,000	131,350
7% 6/30/24	230,000	241,431
Chevron Corp.:
1.141% 5/11/23	70,000	69,176
1.554% 5/11/25	70,000	67,102
1.995% 5/11/27	70,000	65,662
2.236% 5/11/30	70,000	63,233
2.954% 5/16/26	231,000	229,446
2.978% 5/11/40	70,000	59,104
3.078% 5/11/50	70,000	58,529
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	105,708
5.05% 11/15/44	70,000	72,650
ConocoPhillips Co.:
4.025% 3/15/62 (c)	130,000	118,704
6.5% 2/1/39	120,000	147,177
Devon Energy Corp. 5% 6/15/45	315,000	314,580
Diamondback Energy, Inc. 4.4% 3/24/51	100,000	90,300
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (c)	90,000	74,688
Enbridge Energy Partners LP 7.375% 10/15/45	110,000	138,086
Enbridge, Inc.:
3.4% 8/1/51	190,000	149,852
3.5% 6/10/24	164,000	164,391
Energy Transfer LP:
3.9% 5/15/24 (b)	210,000	209,833
4.4% 3/15/27	170,000	168,856
4.95% 6/15/28	147,000	149,076
5% 5/15/50	330,000	297,013
5.25% 4/15/29	310,000	317,231
5.3% 4/15/47	50,000	45,720
5.4% 10/1/47	80,000	73,638
5.8% 6/15/38	50,000	49,302
6% 6/15/48	330,000	326,261
Enterprise Products Operating LP:
3.2% 2/15/52	100,000	75,501
3.3% 2/15/53	100,000	75,913
3.95% 2/15/27	214,000	214,476
4.2% 1/31/50	370,000	326,369
4.25% 2/15/48	270,000	243,686
4.8% 2/1/49	56,000	53,668
EOG Resources, Inc. 4.95% 4/15/50	100,000	110,154
Equinor ASA:
2.375% 5/22/30	310,000	279,310
2.875% 4/6/25	400,000	397,389
3.625% 9/10/28	130,000	129,359
4.8% 11/8/43	130,000	136,131
5.1% 8/17/40	180,000	194,914
Exxon Mobil Corp.:
2.995% 8/16/39	200,000	171,431
3.452% 4/15/51	450,000	389,466
4.327% 3/19/50	100,000	99,785
Hess Corp.:
5.6% 2/15/41	120,000	122,237
7.125% 3/15/33	170,000	196,444
Kinder Morgan Energy Partners LP:
4.25% 9/1/24	340,000	345,204
6.55% 9/15/40	100,000	108,826
6.95% 1/15/38	100,000	114,020
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	110,425
5.05% 2/15/46	50,000	47,164
5.2% 3/1/48	264,000	254,408
5.55% 6/1/45	190,000	191,280
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	29,370
4.85% 2/1/49	130,000	122,470
5% 3/1/26	147,000	152,506
Marathon Oil Corp. 6.6% 10/1/37	120,000	135,812
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	245,584
4.7% 5/1/25	370,000	379,675
MPLX LP:
4.125% 3/1/27	60,000	59,415
4.5% 4/15/38	250,000	231,649
4.7% 4/15/48	226,000	201,610
ONEOK Partners LP 6.65% 10/1/36	350,000	371,457
ONEOK, Inc.:
4% 7/13/27	80,000	78,624
4.45% 9/1/49	50,000	42,268
5.2% 7/15/48	22,000	20,757
7.5% 9/1/23	200,000	209,144
Ovintiv, Inc.:
6.5% 2/1/38	70,000	75,919
6.625% 8/15/37	100,000	109,803
Phillips 66 Co.:
3.9% 3/15/28	380,000	376,729
4.65% 11/15/34	220,000	221,359
4.68% 2/15/45 (c)	100,000	96,581
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	580,000	534,784
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	200,000	199,319
5.75% 5/15/24	410,000	423,540
Shell International Finance BV:
2% 11/7/24	1,770,000	1,738,482
2.375% 11/7/29	100,000	90,676
2.5% 9/12/26	270,000	261,941
2.875% 11/26/41	210,000	170,400
3% 11/26/51	100,000	78,912
3.125% 11/7/49	100,000	81,264
3.75% 9/12/46	106,000	95,153
4.55% 8/12/43	100,000	100,747
5.5% 3/25/40	190,000	212,658
Spectra Energy Partners LP 4.75% 3/15/24	151,000	154,186
Suncor Energy, Inc.:
4% 11/15/47	114,000	101,190
6.8% 5/15/38	130,000	152,265
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 1/15/29	620,000	651,831
The Williams Companies, Inc.:
3.75% 6/15/27	460,000	451,102
4.85% 3/1/48	50,000	47,647
5.1% 9/15/45	100,000	97,099
5.8% 11/15/43	100,000	103,982
Total Capital International SA:
3.386% 6/29/60	100,000	80,548
3.461% 7/12/49	140,000	120,323
3.7% 1/15/24	110,000	111,566
3.75% 4/10/24	465,000	473,013
Total Capital SA 3.883% 10/11/28	470,000	473,609
TransCanada PipeLines Ltd.:
4.1% 4/15/30	270,000	266,500
4.875% 5/15/48	80,000	80,808
5% 10/16/43	250,000	250,859
6.1% 6/1/40	170,000	191,588
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	535,000	495,183
3.95% 5/15/50	100,000	85,270
Valero Energy Corp.:
3.4% 9/15/26	110,000	107,564
4.35% 6/1/28	70,000	69,645
6.625% 6/15/37	200,000	227,863
		21,157,000
TOTAL ENERGY		21,778,045
FINANCIALS - 8.4%
Banks - 4.4%
Banco Santander SA:
0.701% 6/30/24 (b)	200,000	194,140
3.306% 6/27/29	200,000	185,247
3.8% 2/23/28	400,000	382,103
5.179% 11/19/25	200,000	204,300
Bank of America Corp.:
0.981% 9/25/25 (b)	800,000	750,419
1.658% 3/11/27 (b)	340,000	311,291
1.734% 7/22/27 (b)	510,000	464,354
2.087% 6/14/29 (b)	1,210,000	1,066,372
2.299% 7/21/32 (b)	110,000	92,461
2.651% 3/11/32 (b)	340,000	296,206
2.676% 6/19/41 (b)	640,000	493,203
2.687% 4/22/32 (b)	410,000	357,316
2.831% 10/24/51 (b)	140,000	102,584
2.972% 7/21/52 (b)	110,000	83,265
3.093% 10/1/25 (b)	400,000	393,386
3.194% 7/23/30 (b)	270,000	249,659
3.419% 12/20/28 (b)	445,000	425,317
3.946% 1/23/49 (b)	110,000	99,043
3.974% 2/7/30 (b)	65,000	63,385
4% 1/22/25	512,000	514,359
4.078% 4/23/40 (b)	100,000	93,080
4.083% 3/20/51 (b)	100,000	91,866
4.244% 4/24/38 (b)	320,000	309,822
4.271% 7/23/29 (b)	360,000	357,551
4.33% 3/15/50 (b)	200,000	190,951
4.376% 4/27/28 (b)	1,000,000	1,007,503
6.11% 1/29/37	508,000	577,666
Bank of Montreal:
3.3% 2/5/24	580,000	583,023
3.803% 12/15/32 (b)	100,000	95,404
Bank of Nova Scotia:
2.45% 2/2/32	110,000	93,495
3.4% 2/11/24	560,000	562,247
Barclays PLC:
2.279% 11/24/27 (b)	300,000	271,688
2.894% 11/24/32 (b)	300,000	252,616
3.564% 9/23/35 (b)	240,000	207,975
3.932% 5/7/25 (b)	200,000	199,714
4.337% 1/10/28	320,000	315,154
4.375% 1/12/26	210,000	210,657
4.95% 1/10/47	200,000	198,264
5.2% 5/12/26	360,000	365,874
BB&T Corp. 3.75% 12/6/23	350,000	354,668
Canadian Imperial Bank of Commerce 3.6% 4/7/32	270,000	251,759
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	770,000	741,059
1.122% 1/28/27 (b)	600,000	539,740
1.462% 6/9/27 (b)	300,000	270,011
1.678% 5/15/24 (b)	250,000	246,728
2.561% 5/1/32 (b)	600,000	513,591
3.2% 10/21/26	80,000	77,541
3.887% 1/10/28 (b)	140,000	137,772
3.98% 3/20/30 (b)	150,000	145,199
4.65% 7/30/45	267,000	261,663
4.65% 7/23/48	195,000	194,501
4.75% 5/18/46	208,000	198,614
5.316% 3/26/41 (b)	230,000	244,336
5.875% 2/22/33	200,000	215,629
6.675% 9/13/43	100,000	119,404
Export-Import Bank of Korea 0.625% 2/9/26	400,000	364,272
Fifth Third Bancorp:
2.55% 5/5/27	100,000	93,809
3.95% 3/14/28	50,000	49,451
HSBC Holdings PLC:
1.589% 5/24/27 (b)	240,000	214,694
2.206% 8/17/29 (b)	550,000	476,585
2.633% 11/7/25 (b)	600,000	579,940
2.804% 5/24/32 (b)	340,000	288,667
3.973% 5/22/30 (b)	214,000	203,212
4.292% 9/12/26 (b)	1,600,000	1,594,198
4.375% 11/23/26	400,000	400,794
4.762% 3/29/33 (b)	210,000	200,408
6.5% 5/2/36	100,000	111,699
6.5% 9/15/37	140,000	156,596
6.8% 6/1/38	100,000	113,185
ING Groep NV:
2.727% 4/1/32 (b)	200,000	171,117
4.017% 3/28/28 (b)	200,000	195,096
Japan Bank International Cooperation:
1.25% 1/21/31	682,000	580,450
2.375% 11/16/22	400,000	400,500
2.5% 5/23/24	1,510,000	1,501,184
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	700,000	658,210
0.969% 6/23/25 (b)	720,000	681,318
1.47% 9/22/27 (b)	360,000	324,248
1.578% 4/22/27 (b)	300,000	274,653
1.953% 2/4/32 (b)	300,000	248,835
2.069% 6/1/29 (b)	340,000	300,594
2.525% 11/19/41 (b)	340,000	254,086
2.545% 11/8/32 (b)	350,000	301,816
2.58% 4/22/32 (b)	300,000	261,649
2.7% 5/18/23	470,000	470,548
2.95% 10/1/26	190,000	184,225
2.956% 5/13/31 (b)	250,000	223,093
3.109% 4/22/51 (b)	50,000	38,795
3.22% 3/1/25 (b)	1,640,000	1,630,786
3.559% 4/23/24 (b)	670,000	672,281
4.323% 4/26/28 (b)	550,000	554,900
4.452% 12/5/29 (b)	630,000	634,337
4.586% 4/26/33 (b)	550,000	564,998
5.5% 10/15/40	430,000	468,362
5.6% 7/15/41	325,000	358,205
5.625% 8/16/43	247,000	271,121
Korea Development Bank 1.625% 1/19/31	250,000	212,614
Lloyds Banking Group PLC:
3.369% 12/14/46 (b)	200,000	149,869
4.375% 3/22/28	656,000	653,369
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	550,000	493,830
2.309% 7/20/32 (b)	550,000	460,107
2.801% 7/18/24	200,000	197,465
3.195% 7/18/29	400,000	369,112
3.961% 3/2/28	100,000	98,470
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	386,918
1.241% 7/10/24 (b)	250,000	244,143
1.554% 7/9/27 (b)	200,000	178,729
1.979% 9/8/31 (b)	280,000	227,991
2.226% 5/25/26 (b)	200,000	189,901
2.839% 7/16/25 (b)	200,000	196,090
National Australia Bank Ltd. 2.875% 4/12/23	250,000	250,925
NatWest Group PLC:
3.032% 11/28/35 (b)	200,000	167,692
3.754% 11/1/29 (b)	400,000	391,116
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	92,119
PNC Financial Services Group, Inc.:
1.15% 8/13/26	400,000	364,324
2.2% 11/1/24	250,000	245,438
3.45% 4/23/29	280,000	268,970
Rabobank Nederland:
3.75% 7/21/26	250,000	243,741
4.375% 8/4/25	290,000	291,407
Rabobank Nederland New York Branch:
0.375% 1/12/24	550,000	527,075
2.75% 1/10/23	250,000	250,438
Royal Bank of Canada:
1.2% 4/27/26	270,000	245,391
2.05% 1/21/27	300,000	277,637
4.65% 1/27/26	210,000	214,694
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	60,000	60,111
4.5% 7/17/25	406,000	410,500
Santander UK Group Holdings PLC:
1.532% 8/21/26 (b)	250,000	228,318
4.796% 11/15/24 (b)	340,000	344,984
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	606,543
2.142% 9/23/30	260,000	214,484
2.174% 1/14/27	530,000	487,904
2.75% 1/15/30	200,000	177,791
3.05% 1/14/42	260,000	207,681
3.102% 1/17/23	288,000	289,423
3.936% 10/16/23	120,000	121,519
SVB Financial Group 2.1% 5/15/28	260,000	228,770
The Toronto-Dominion Bank:
0.55% 3/4/24	1,100,000	1,052,867
3.2% 3/10/32	190,000	174,019
Truist Financial Corp. 1.267% 3/2/27 (b)	950,000	864,416
U.S. Bancorp:
2.491% 11/3/36 (b)	100,000	83,604
2.677% 1/27/33 (b)	190,000	168,389
Wachovia Corp. 5.5% 8/1/35	250,000	264,323
Wells Fargo & Co.:
0.805% 5/19/25 (b)	2,910,000	2,755,070
2.406% 10/30/25 (b)	550,000	533,213
3% 10/23/26	100,000	96,432
3.068% 4/30/41 (b)	380,000	311,165
3.75% 1/24/24	40,000	40,534
3.9% 5/1/45	310,000	283,188
3.908% 4/25/26 (b)	630,000	629,763
4.75% 12/7/46	508,000	494,544
4.9% 11/17/45	97,000	96,115
5.013% 4/4/51 (b)	280,000	293,121
5.375% 11/2/43	100,000	105,129
5.606% 1/15/44	100,000	107,584
Westpac Banking Corp.:
2.75% 1/11/23	306,000	307,047
2.894% 2/4/30 (b)	390,000	373,321
3.02% 11/18/36 (b)	130,000	107,192
3.35% 3/8/27	670,000	657,819
3.65% 5/15/23	160,000	161,266
4.11% 7/24/34 (b)	270,000	253,129
4.322% 11/23/31 (b)	270,000	264,314
		56,043,259
Capital Markets - 1.8%
Ares Capital Corp.:
3.5% 2/10/23	917,000	919,481
3.875% 1/15/26	200,000	191,268
4.2% 6/10/24	180,000	180,674
4.25% 3/1/25	100,000	98,186
Bank of New York Mellon Corp.:
0.35% 12/7/23	830,000	802,069
1.8% 7/28/31	170,000	141,498
2.1% 10/24/24	370,000	362,801
3.5% 4/28/23	230,000	231,628
BlackRock, Inc.:
2.4% 4/30/30	200,000	179,697
3.2% 3/15/27	220,000	218,842
3.5% 3/18/24	120,000	121,567
Brookfield Finance, Inc. 2.724% 4/15/31	330,000	286,579
Charles Schwab Corp.:
0.75% 3/18/24	640,000	618,537
0.9% 3/11/26	460,000	418,617
1.65% 3/11/31	197,000	161,641
2% 3/20/28	120,000	109,235
2.9% 3/3/32	160,000	144,526
CI Financial Corp. 3.2% 12/17/30	220,000	181,662
CME Group, Inc. 5.3% 9/15/43	100,000	111,002
Credit Suisse AG:
0.495% 2/2/24	700,000	668,046
1.25% 8/7/26	1,010,000	898,316
Credit Suisse Group AG 3.8% 6/9/23	500,000	502,108
Deutsche Bank AG 4.1% 1/13/26	700,000	696,360
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	250,000	221,295
3.3% 11/16/22	100,000	100,092
3.7% 5/30/24	360,000	358,832
4.1% 1/13/26	154,000	152,594
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	110,000	101,540
1.093% 12/9/26 (b)	1,000,000	904,770
1.948% 10/21/27 (b)	600,000	546,992
2.383% 7/21/32 (b)	660,000	554,464
2.615% 4/22/32 (b)	460,000	396,374
2.908% 7/21/42 (b)	470,000	365,496
3.102% 2/24/33 (b)	140,000	124,403
3.85% 1/26/27	960,000	951,643
4.017% 10/31/38 (b)	100,000	94,006
4.8% 7/8/44	120,000	119,888
5.15% 5/22/45	330,000	339,546
6.25% 2/1/41	120,000	141,558
6.75% 10/1/37	262,000	306,328
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	129,957
2.65% 9/15/40	160,000	122,731
3% 9/15/60	100,000	69,988
3.1% 9/15/27	150,000	144,409
3.75% 9/21/28	100,000	98,692
4% 10/15/23	220,000	223,374
4.25% 9/21/48	120,000	109,923
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	127,000	119,285
Jefferies Group, Inc. 2.75% 10/15/32	110,000	88,965
Moody's Corp.:
2% 8/19/31	140,000	117,493
2.55% 8/18/60	100,000	64,566
4.875% 12/17/48	120,000	120,908
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	250,000	244,565
0.79% 5/30/25 (b)	150,000	141,567
1.164% 10/21/25 (b)	100,000	94,115
1.512% 7/20/27 (b)	470,000	424,922
1.593% 5/4/27 (b)	1,100,000	1,001,067
1.794% 2/13/32 (b)	260,000	213,290
2.188% 4/28/26 (b)	200,000	191,071
2.239% 7/21/32 (b)	470,000	396,770
2.484% 9/16/36 (b)	290,000	233,919
3.125% 1/23/23	795,000	799,750
3.625% 1/20/27	160,000	158,216
3.772% 1/24/29 (b)	180,000	175,437
4.375% 1/22/47	324,000	311,667
5.597% 3/24/51 (b)	40,000	46,104
6.375% 7/24/42	428,000	518,956
NASDAQ, Inc. 1.65% 1/15/31	160,000	128,764
Nomura Holdings, Inc.:
1.851% 7/16/25	666,000	622,607
2.999% 1/22/32	290,000	248,046
Northern Trust Corp. 1.95% 5/1/30	150,000	129,856
S&P Global, Inc.:
1.25% 8/15/30	120,000	97,456
2.45% 3/1/27 (c)	300,000	284,675
2.95% 1/22/27	220,000	213,721
3.9% 3/1/62 (c)	200,000	178,685
State Street Corp.:
1.684% 11/18/27 (b)	335,000	305,628
3.031% 11/1/34 (b)	170,000	154,380
		22,749,686
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	400,000	357,673
2.875% 8/14/24	150,000	145,199
3% 10/29/28	250,000	219,357
3.3% 1/23/23	401,000	400,902
3.4% 10/29/33	250,000	206,014
3.85% 10/29/41	250,000	195,259
4.45% 10/1/25	150,000	147,557
4.5% 9/15/23	164,000	164,566
Ally Financial, Inc.:
2.2% 11/2/28	100,000	84,971
3.05% 6/5/23	340,000	340,181
5.125% 9/30/24	510,000	526,066
5.8% 5/1/25	150,000	156,820
American Express Co.:
2.5% 8/1/22	150,000	150,128
2.5% 7/30/24	464,000	457,667
3.3% 5/3/27	510,000	498,755
3.4% 2/27/23	50,000	50,398
Capital One Financial Corp.:
2.359% 7/29/32 (b)	110,000	87,210
3.2% 1/30/23	80,000	80,437
3.3% 10/30/24	230,000	228,478
3.8% 1/31/28	438,000	424,115
Discover Financial Services 4.5% 1/30/26	208,000	209,561
Ford Motor Credit Co. LLC 4.14% 2/15/23	200,000	200,220
GE Capital International Funding Co. 4.418% 11/15/35	400,000	394,395
John Deere Capital Corp.:
1.45% 1/15/31	170,000	141,543
2.35% 3/8/27	200,000	190,401
2.8% 3/6/23	270,000	271,780
2.8% 9/8/27	290,000	280,093
3.45% 1/10/24	1,150,000	1,162,542
Synchrony Financial:
3.95% 12/1/27	380,000	362,400
4.375% 3/19/24	100,000	100,798
5.15% 3/19/29	109,000	107,654
Toyota Motor Credit Corp.:
0.5% 8/14/23	380,000	370,593
1.15% 8/13/27	470,000	414,816
1.65% 1/10/31	180,000	149,943
1.9% 9/12/31	210,000	176,919
2.15% 9/8/22	800,000	800,357
2.7% 1/11/23	50,000	50,021
2.9% 4/17/24	750,000	750,030
		11,055,819
Diversified Financial Services - 0.5%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	194,232
Aon Corp. / Aon Global Holdings PLC 3.9% 2/28/52	150,000	129,097
Berkshire Hathaway, Inc.:
3.125% 3/15/26	222,000	222,002
4.5% 2/11/43	110,000	108,900
Blackstone Private Credit Fund:
2.7% 1/15/25 (c)	280,000	262,717
4.7% 3/24/25 (c)	350,000	341,178
BP Capital Markets America, Inc.:
2.939% 6/4/51	220,000	166,415
3% 2/24/50	130,000	100,367
3.06% 6/17/41	400,000	331,103
3.379% 2/8/61	110,000	87,559
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	45,107
4.125% 6/15/26	170,000	169,168
4.125% 5/15/29	44,000	42,312
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	107,208
2.6% 11/15/29	110,000	100,644
3.4% 11/15/49	80,000	66,985
Equitable Holdings, Inc. 3.9% 4/20/23	1,030,000	1,038,350
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	229,948	201,787
Japan International Cooperation Agency 1.75% 4/28/31	200,000	177,660
KfW:
0.25% 10/19/23	600,000	582,208
0.375% 7/18/25	208,000	192,831
0.625% 1/22/26	900,000	831,086
2.375% 12/29/22	815,000	816,956
2.5% 11/20/24	280,000	278,348
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	171,543
Voya Financial, Inc. 3.65% 6/15/26	170,000	167,274
		6,933,037
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	380,000	312,707
2.85% 12/15/51	100,000	76,096
3.15% 3/15/25	310,000	308,823
3.35% 5/15/24	110,000	110,702
4.35% 11/3/45	74,000	72,164
AFLAC, Inc. 3.625% 11/15/24	450,000	455,938
Allstate Corp.:
1.45% 12/15/30	500,000	406,450
5.75% 8/15/53 (b)	160,000	149,599
American International Group, Inc.:
4.375% 6/30/50	170,000	162,294
4.5% 7/16/44	115,000	108,909
4.7% 7/10/35	200,000	201,881
4.75% 4/1/48	40,000	40,618
5.75% 4/1/48 (b)	190,000	180,975
Aon PLC 4.75% 5/15/45	140,000	134,834
Arch Capital Group Ltd. 3.635% 6/30/50	107,000	88,820
Athene Holding Ltd. 3.5% 1/15/31	170,000	151,647
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	186,274
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	900,000	747,738
2.85% 10/15/50	180,000	137,330
3.85% 3/15/52	140,000	127,658
4.2% 8/15/48	130,000	126,223
4.25% 1/15/49	100,000	98,565
Brighthouse Financial, Inc. 5.625% 5/15/30	199,000	204,994
Brown & Brown, Inc. 4.2% 3/17/32	140,000	131,967
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	100,000	97,964
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	490,000	444,608
4.4% 3/15/48	30,000	28,051
Lincoln National Corp. 4.35% 3/1/48	210,000	188,068
Manulife Financial Corp. 4.15% 3/4/26	510,000	516,577
Markel Corp. 5% 5/20/49	120,000	119,426
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	190,000	190,596
3.875% 3/15/24	170,000	171,960
4.2% 3/1/48	40,000	37,198
4.375% 3/15/29	120,000	121,797
4.75% 3/15/39	120,000	121,304
4.9% 3/15/49	120,000	124,618
MetLife, Inc.:
4.125% 8/13/42	180,000	169,198
4.55% 3/23/30	110,000	113,678
4.6% 5/13/46	272,000	274,332
6.4% 12/15/66 (b)	100,000	102,750
Pricoa Global Funding I 5.625% 6/15/43 (b)	300,000	297,663
Principal Financial Group, Inc.:
2.125% 6/15/30	160,000	135,776
3.4% 5/15/25	390,000	388,761
Progressive Corp.:
2.5% 3/15/27	270,000	257,054
3% 3/15/32	160,000	147,717
3.2% 3/26/30	200,000	188,263
4.2% 3/15/48	100,000	95,047
Prudential Financial, Inc.:
3% 3/10/40	110,000	90,376
3.878% 3/27/28	45,000	45,368
4.35% 2/25/50	180,000	172,540
4.418% 3/27/48	100,000	95,397
5.125% 3/1/52 (b)	140,000	134,575
5.7% 12/14/36	120,000	136,275
5.7% 9/15/48 (b)	74,000	73,547
SunAmerica, Inc. 4.4% 4/5/52 (c)	190,000	170,034
The Chubb Corp. 6.5% 5/15/38	58,000	70,438
The Travelers Companies, Inc.:
2.55% 4/27/50	100,000	71,966
4.05% 3/7/48	74,000	68,246
6.25% 6/15/37	256,000	309,030
Unum Group 5.75% 8/15/42	110,000	106,634
Willis Group North America, Inc. 4.5% 9/15/28	324,000	322,562
		10,922,600
TOTAL FINANCIALS		107,704,401
HEALTH CARE - 2.3%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	120,000	118,235
2.95% 11/21/26	100,000	97,195
3.2% 11/21/29	200,000	188,007
4.05% 11/21/39	210,000	195,412
4.25% 11/14/28	92,000	93,309
4.25% 11/21/49	350,000	327,628
4.3% 5/14/36	25,000	24,467
4.45% 5/14/46	280,000	267,167
4.55% 3/15/35	50,000	50,526
4.75% 3/15/45	420,000	414,566
Amgen, Inc.:
1.65% 8/15/28	550,000	483,679
1.9% 2/21/25	100,000	96,454
2.8% 8/15/41	200,000	154,071
3.15% 2/21/40	220,000	181,210
3.2% 11/2/27	70,000	67,962
3.375% 2/21/50	210,000	168,486
4.4% 5/1/45	188,000	179,271
4.563% 6/15/48	120,000	116,075
4.663% 6/15/51	100,000	98,270
4.95% 10/1/41	100,000	101,397
Biogen, Inc.:
3.15% 5/1/50	100,000	72,450
3.25% 2/15/51 (c)	150,000	109,523
Gilead Sciences, Inc.:
1.65% 10/1/30	590,000	497,485
2.8% 10/1/50	180,000	131,490
4.15% 3/1/47	112,000	102,887
4.6% 9/1/35	100,000	103,056
4.75% 3/1/46	240,000	238,727
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	120,000	99,237
		4,778,242
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 5.3% 5/27/40	390,000	441,615
Baxter International, Inc.:
1.915% 2/1/27 (c)	330,000	301,934
2.539% 2/1/32 (c)	330,000	284,028
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	59,491
4.669% 6/6/47	290,000	282,895
Boston Scientific Corp.:
4% 3/1/29	100,000	98,159
4.7% 3/1/49	230,000	227,145
Medtronic, Inc. 4.375% 3/15/35	280,000	291,325
Stryker Corp.:
1.95% 6/15/30	100,000	85,358
2.9% 6/15/50	200,000	151,544
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	175,072
3.55% 3/20/30	194,000	182,479
		2,581,045
Health Care Providers & Services - 0.9%
Aetna, Inc. 3.875% 8/15/47	180,000	157,536
AHS Hospital Corp. 2.78% 7/1/51	250,000	182,507
Allina Health System, Inc. 3.887% 4/15/49	40,000	36,824
AmerisourceBergen Corp. 2.8% 5/15/30	140,000	126,219
Anthem, Inc.:
2.375% 1/15/25	1,100,000	1,078,142
4.101% 3/1/28	130,000	131,076
4.55% 3/1/48	80,000	78,457
4.625% 5/15/42	150,000	149,581
5.1% 1/15/44	132,000	137,126
Banner Health:
2.907% 1/1/42	400,000	317,739
2.913% 1/1/51	150,000	113,768
Baptist Healthcare System Obli 3.54% 8/15/50	125,000	101,963
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	73,789
Cardinal Health, Inc.:
3.41% 6/15/27	290,000	283,964
4.368% 6/15/47	30,000	26,743
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	72,018
Cigna Corp.:
3.05% 11/30/22	110,000	110,288
3.75% 7/15/23	37,000	37,371
4.125% 11/15/25	99,000	100,704
4.375% 10/15/28	100,000	101,535
4.8% 8/15/38	80,000	80,977
4.8% 7/15/46	230,000	228,119
4.9% 12/15/48	300,000	299,136
CommonSpirit Health:
3.91% 10/1/50	150,000	121,744
4.35% 11/1/42	160,000	144,197
CVS Health Corp.:
1.75% 8/21/30	735,000	609,660
2.7% 8/21/40	210,000	159,308
2.875% 6/1/26	60,000	58,173
3% 8/15/26	38,000	37,094
3.25% 8/15/29	250,000	235,225
4.78% 3/25/38	512,000	509,440
5.05% 3/25/48	250,000	254,649
5.125% 7/20/45	100,000	101,752
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	104,855
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	234,431
5.125% 6/15/39	100,000	97,143
5.25% 6/15/49	120,000	115,719
5.5% 6/15/47	330,000	325,470
Humana, Inc.:
1.35% 2/3/27	170,000	151,273
2.15% 2/3/32	170,000	141,343
3.125% 8/15/29	100,000	93,295
3.95% 8/15/49	100,000	88,693
Indiana University Health, Inc. 2.852% 11/1/51	200,000	150,996
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	89,705
Kaiser Foundation Hospitals:
2.81% 6/1/41	290,000	231,085
3.266% 11/1/49	110,000	89,044
4.15% 5/1/47	60,000	57,307
MidMichigan Health 3.409% 6/1/50	42,000	34,483
Novant Health, Inc. 3.168% 11/1/51	110,000	86,998
Orlando Health Obligated Group 3.327% 10/1/50	68,000	54,492
Piedmont Healthcare, Inc. 2.719% 1/1/42	150,000	112,999
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	280,000	197,807
Sutter Health 3.361% 8/15/50	170,000	135,224
Trinity Health Corp. 2.632% 12/1/40	50,000	38,289
UnitedHealth Group, Inc.:
1.25% 1/15/26	223,000	208,267
2% 5/15/30	170,000	149,554
2.3% 5/15/31	270,000	240,268
2.375% 8/15/24	100,000	98,824
2.875% 8/15/29	150,000	142,267
2.9% 5/15/50	307,000	239,113
3.25% 5/15/51	100,000	83,404
3.375% 4/15/27	220,000	219,121
3.45% 1/15/27	370,000	369,929
3.5% 2/15/24	100,000	101,349
3.7% 8/15/49	90,000	80,392
3.85% 6/15/28	240,000	243,768
4.45% 12/15/48	68,000	68,269
4.75% 7/15/45	182,000	190,758
6.625% 11/15/37	310,000	388,502
6.875% 2/15/38	126,000	161,860
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	52,519
		11,925,639
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	245,000	177,190
PerkinElmer, Inc.:
0.85% 9/15/24	100,000	93,966
2.25% 9/15/31	100,000	82,369
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	274,420
2.8% 10/15/41	180,000	144,674
		772,619
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC:
1.2% 5/28/26	170,000	156,041
2.25% 5/28/31	170,000	150,763
AstraZeneca PLC:
1.375% 8/6/30	240,000	200,403
3.125% 6/12/27	140,000	137,341
4% 9/18/42	100,000	96,753
6.45% 9/15/37	149,000	186,949
Bayer U.S. Finance II LLC 2.85% 4/15/25 (c)	177,000	171,758
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	160,797
2.55% 11/13/50	410,000	301,894
2.9% 7/26/24	160,000	160,257
3.2% 6/15/26	66,000	65,955
3.4% 7/26/29	31,000	30,583
3.9% 3/15/62	120,000	108,439
4.125% 6/15/39	100,000	98,346
4.25% 10/26/49	100,000	98,374
4.35% 11/15/47	100,000	99,727
4.55% 2/20/48	159,000	162,643
Eli Lilly & Co.:
2.25% 5/15/50	200,000	144,731
3.95% 3/15/49	100,000	99,492
GlaxoSmithKline Capital PLC 3% 6/1/24	310,000	310,680
GlaxoSmithKline Capital, Inc.:
3.375% 5/15/23	240,000	242,532
6.375% 5/15/38	151,000	188,157
GSK Consumer Healthcare Capital 3.125% 3/24/25 (c)	340,000	336,171
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27 (c)	250,000	244,833
3.625% 3/24/32 (c)	250,000	239,217
Johnson & Johnson:
0.55% 9/1/25	100,000	92,924
1.3% 9/1/30	100,000	85,711
2.1% 9/1/40	440,000	333,809
2.25% 9/1/50	100,000	72,605
2.45% 9/1/60	100,000	70,564
3.4% 1/15/38	238,000	222,049
Merck & Co., Inc.:
2.45% 6/24/50	200,000	146,938
2.75% 12/10/51	150,000	115,864
3.6% 9/15/42	130,000	118,562
3.7% 2/10/45	322,000	295,471
Mylan NV:
5.2% 4/15/48	74,000	64,609
5.4% 11/29/43	100,000	90,583
Novartis Capital Corp.:
2.75% 8/14/50	150,000	119,900
4.4% 5/6/44	120,000	123,351
Pfizer, Inc.:
2.55% 5/28/40	120,000	97,903
2.7% 5/28/50	100,000	78,792
3.2% 9/15/23	80,000	80,670
3.45% 3/15/29	100,000	98,928
3.9% 3/15/39	70,000	68,066
4% 12/15/36	190,000	191,781
4.3% 6/15/43	106,000	106,226
4.4% 5/15/44	110,000	112,164
7.2% 3/15/39	130,000	176,151
Pharmacia LLC 6.6% 12/1/28 (b)	190,000	218,582
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	434,162
Takeda Pharmaceutical Co. Ltd. 3.025% 7/9/40	330,000	266,286
Viatris, Inc.:
2.7% 6/22/30	428,000	357,887
3.85% 6/22/40	100,000	77,788
4% 6/22/50	70,000	52,246
Wyeth LLC 5.95% 4/1/37	50,000	60,138
Zoetis, Inc.:
3% 9/12/27	50,000	48,124
3.95% 9/12/47	180,000	165,222
		8,836,892
TOTAL HEALTH CARE		28,894,437
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
3.25% 4/1/25	1,040,000	1,042,554
3.75% 5/15/28	100,000	100,167
4.25% 4/1/40	104,000	102,935
4.25% 4/1/50	30,000	29,999
L3Harris Technologies, Inc. 1.8% 1/15/31	435,000	356,888
Lockheed Martin Corp.:
4.07% 12/15/42	110,000	106,811
4.09% 9/15/52	119,000	117,768
4.7% 5/15/46	136,000	143,311
6.15% 9/1/36	100,000	118,794
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	96,902
4.03% 10/15/47	178,000	164,807
4.75% 6/1/43	110,000	111,696
Raytheon Technologies Corp.:
1.9% 9/1/31	470,000	395,484
3.65% 8/16/23	13,000	13,107
3.75% 11/1/46	100,000	88,681
3.95% 8/16/25	80,000	81,438
4.125% 11/16/28	400,000	406,990
4.35% 4/15/47	100,000	96,261
4.45% 11/16/38	360,000	355,704
4.5% 6/1/42	40,000	40,140
5.7% 4/15/40	160,000	179,587
The Boeing Co.:
2.75% 2/1/26	140,000	131,830
2.8% 3/1/23	270,000	269,648
2.95% 2/1/30	220,000	189,604
3.2% 3/1/29	320,000	285,701
3.75% 2/1/50	70,000	51,785
4.875% 5/1/25	1,090,000	1,103,022
5.705% 5/1/40	700,000	689,723
5.805% 5/1/50	320,000	314,867
6.875% 3/15/39	160,000	173,035
		7,359,239
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.4% 5/15/31	200,000	172,934
4.05% 2/15/48	80,000	69,082
4.1% 2/1/45	130,000	112,634
4.25% 5/15/30	130,000	129,763
4.9% 1/15/34	100,000	102,500
4.95% 10/17/48	80,000	78,146
5.25% 5/15/50	98,000	100,102
United Parcel Service, Inc.:
3.05% 11/15/27	150,000	147,868
3.9% 4/1/25	350,000	356,420
4.45% 4/1/30	150,000	156,444
5.3% 4/1/50	82,000	92,986
6.2% 1/15/38	234,000	278,831
		1,797,710
Airlines - 0.1%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	210,000	184,551
Southwest Airlines Co.:
5.125% 6/15/27	251,000	261,600
5.25% 5/4/25	130,000	135,263
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	162,680	157,524
		738,938
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	288,278
2.493% 2/15/27	100,000	92,849
2.722% 2/15/30	100,000	88,427
3.377% 4/5/40	150,000	122,799
3.577% 4/5/50	100,000	80,107
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75% 9/15/30	300,000	250,199
2% 9/16/31	180,000	148,501
Masco Corp.:
2% 2/15/31	90,000	73,465
3.125% 2/15/51	50,000	36,015
Owens Corning:
3.4% 8/15/26	100,000	97,736
4.3% 7/15/47	110,000	95,978
		1,374,354
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	400,000	321,335
3.95% 5/15/28	200,000	200,692
Waste Management, Inc.:
1.5% 3/15/31	140,000	113,943
2.4% 5/15/23	250,000	249,554
2.5% 11/15/50	150,000	105,634
3.15% 11/15/27	50,000	48,936
		1,040,094
Electrical Equipment - 0.0%
Eaton Corp. 4.15% 11/2/42	100,000	93,937
Industrial Conglomerates - 0.2%
3M Co.:
2.25% 9/19/26	330,000	316,026
2.375% 8/26/29	270,000	247,243
2.875% 10/15/27	210,000	204,483
3.25% 8/26/49	100,000	84,081
3.375% 3/1/29	110,000	107,980
3.7% 4/15/50	96,000	86,133
General Electric Co.:
4.25% 5/1/40	50,000	44,496
4.35% 5/1/50	170,000	157,865
4.5% 3/11/44	200,000	188,990
Honeywell International, Inc.:
1.35% 6/1/25	100,000	95,333
1.95% 6/1/30	100,000	87,977
2.3% 8/15/24	190,000	188,095
2.7% 8/15/29	110,000	103,060
2.8% 6/1/50	200,000	160,932
		2,072,694
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	190,000	184,821
0.45% 5/17/24	670,000	641,817
1.1% 9/14/27	540,000	479,671
2.55% 11/29/22	518,000	519,690
Caterpillar, Inc.:
2.6% 4/9/30	210,000	194,667
3.25% 9/19/49	170,000	145,663
3.25% 4/9/50	130,000	111,009
Cummins, Inc. 1.5% 9/1/30	190,000	156,956
Deere & Co. 2.875% 9/7/49	190,000	152,733
Illinois Tool Works, Inc.:
3.5% 3/1/24	450,000	455,559
3.9% 9/1/42	100,000	93,432
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	172,826
Otis Worldwide Corp.:
2.565% 2/15/30	100,000	88,004
3.362% 2/15/50	80,000	61,965
Parker Hannifin Corp.:
2.7% 6/14/24	300,000	295,627
3.25% 6/14/29	210,000	196,416
4% 6/14/49	110,000	95,934
Stanley Black & Decker, Inc.:
2.75% 11/15/50	151,000	109,710
3% 5/15/32	120,000	109,058
		4,265,558
Professional Services - 0.0%
Thomson Reuters Corp. 4.3% 11/23/23	170,000	172,543
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	30,000	23,832
3.25% 6/15/27	550,000	545,721
3.3% 9/15/51	140,000	116,681
4.05% 6/15/48	182,000	171,453
4.15% 12/15/48	100,000	95,601
4.45% 3/15/43	151,000	148,545
5.75% 5/1/40	100,000	113,451
Canadian National Railway Co.:
2.45% 5/1/50	150,000	104,805
3.65% 2/3/48	100,000	87,641
Canadian Pacific Railway Co.:
1.75% 12/2/26	200,000	184,189
2.45% 12/2/31	200,000	176,200
3.1% 12/2/51	200,000	156,873
4.8% 8/1/45	230,000	231,096
CSX Corp.:
3.35% 11/1/25	250,000	249,389
3.8% 3/1/28	50,000	49,816
4.25% 3/15/29	150,000	152,160
4.3% 3/1/48	210,000	199,269
4.75% 11/15/48	160,000	163,026
6.15% 5/1/37	100,000	117,464
Kansas City Southern/Old 3.5% 5/1/50	160,000	130,448
Norfolk Southern Corp.:
2.9% 6/15/26	370,000	357,683
3.155% 5/15/55	100,000	76,549
3.8% 8/1/28	72,000	71,363
3.95% 10/1/42	305,000	276,695
4.15% 2/28/48	100,000	92,732
Union Pacific Corp.:
2.15% 2/5/27	120,000	112,695
2.75% 3/1/26	360,000	350,375
2.891% 4/6/36	390,000	337,639
3.25% 2/5/50	270,000	223,078
3.375% 2/14/42	150,000	130,311
3.646% 2/15/24	180,000	181,507
3.799% 4/6/71	170,000	142,938
3.85% 2/14/72	100,000	84,977
4% 4/15/47	90,000	83,513
		5,739,715
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
0.7% 2/15/24	680,000	645,172
3.625% 12/1/27	140,000	131,402
4.625% 10/1/28	350,000	338,915
W.W. Grainger, Inc. 3.75% 5/15/46	120,000	105,854
		1,221,343
TOTAL INDUSTRIALS		25,876,125
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.5% 1/15/40	192,000	217,279
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	300,000	317,508
Dell International LLC/EMC Corp.:
4.9% 10/1/26	450,000	459,228
5.3% 10/1/29	90,000	91,413
5.45% 6/15/23	60,000	61,185
8.1% 7/15/36	310,000	374,964
8.35% 7/15/46	92,000	121,234
		1,425,532
IT Services - 0.6%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	430,000	395,591
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	222,835
2.25% 3/1/31	200,000	167,500
Fiserv, Inc.:
2.25% 6/1/27	100,000	91,758
2.75% 7/1/24	370,000	364,816
3.5% 7/1/29	520,000	486,299
4.4% 7/1/49	100,000	89,578
Global Payments, Inc.:
1.2% 3/1/26	350,000	316,086
2.9% 5/15/30	310,000	270,977
IBM Corp.:
1.95% 5/15/30	100,000	85,712
2.85% 5/15/40	110,000	86,977
2.95% 5/15/50	100,000	75,555
3% 5/15/24	100,000	100,153
3.5% 5/15/29	170,000	164,170
3.625% 2/12/24	1,460,000	1,476,240
4.15% 5/15/39	100,000	94,062
4.7% 2/19/46	204,000	200,546
5.6% 11/30/39	180,000	198,078
MasterCard, Inc. 3.85% 3/26/50	310,000	290,361
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	76,340
2.3% 6/1/30	130,000	113,912
2.85% 10/1/29	280,000	258,148
The Western Union Co. 2.85% 1/10/25	100,000	97,455
Visa, Inc.:
2.05% 4/15/30	430,000	384,132
2.15% 9/15/22	480,000	480,330
2.7% 4/15/40	120,000	100,613
3.15% 12/14/25	160,000	160,190
4.3% 12/14/45	402,000	410,517
		7,258,931
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.:
2.1% 10/1/31	140,000	122,282
2.8% 10/1/41	150,000	121,708
2.95% 4/1/25	240,000	238,276
Applied Materials, Inc.:
4.35% 4/1/47	90,000	91,380
5.1% 10/1/35	120,000	131,379
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	100,000	98,339
Broadcom, Inc.:
2.45% 2/15/31 (c)	160,000	132,619
2.6% 2/15/33 (c)	100,000	80,330
3.137% 11/15/35 (c)	100,000	81,651
3.15% 11/15/25	230,000	223,296
3.459% 9/15/26	432,000	421,387
3.469% 4/15/34 (c)	230,000	195,922
3.75% 2/15/51 (c)	420,000	327,986
4.3% 11/15/32	300,000	282,565
5% 4/15/30	292,000	294,140
Intel Corp.:
2% 8/12/31	50,000	43,099
2.45% 11/15/29	720,000	658,825
3.05% 8/12/51	50,000	39,497
3.25% 11/15/49	180,000	147,994
3.734% 12/8/47	110,000	98,669
4.6% 3/25/40	110,000	112,078
4.75% 3/25/50	390,000	405,947
Lam Research Corp. 2.875% 6/15/50	150,000	115,650
Micron Technology, Inc.:
4.663% 2/15/30	120,000	119,311
5.327% 2/6/29	310,000	319,902
NVIDIA Corp.:
2% 6/15/31	480,000	415,186
3.5% 4/1/50	167,000	148,764
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	300,000	249,498
3.25% 5/11/41	190,000	149,388
3.875% 6/18/26	140,000	138,171
Qualcomm, Inc.:
2.6% 1/30/23	430,000	430,920
4.3% 5/20/47	213,000	209,623
4.8% 5/20/45	130,000	135,430
Texas Instruments, Inc. 3.875% 3/15/39	210,000	204,049
		6,985,261
Software - 0.6%
Adobe, Inc. 2.15% 2/1/27	240,000	228,265
Microsoft Corp.:
2.4% 8/8/26	520,000	510,340
2.525% 6/1/50	280,000	216,458
2.675% 6/1/60	200,000	152,992
2.921% 3/17/52	170,000	141,810
3.45% 8/8/36	610,000	591,243
3.75% 2/12/45	100,000	95,074
5.3% 2/8/41	280,000	326,847
Oracle Corp.:
2.5% 4/1/25	1,290,000	1,243,501
2.65% 7/15/26	100,000	93,775
2.875% 3/25/31	690,000	587,134
3.25% 11/15/27	600,000	561,439
3.6% 4/1/40	100,000	77,677
3.6% 4/1/50	210,000	151,755
3.8% 11/15/37	100,000	82,736
3.85% 4/1/60	70,000	50,222
3.9% 5/15/35	100,000	85,870
3.95% 3/25/51	200,000	152,496
4% 11/15/47	388,000	299,183
4.1% 3/25/61	140,000	105,381
4.375% 5/15/55	200,000	159,954
5.375% 7/15/40	120,000	115,210
6.125% 7/8/39	114,000	118,482
Roper Technologies, Inc.:
1% 9/15/25	60,000	55,056
1.4% 9/15/27	60,000	52,717
1.75% 2/15/31	60,000	48,773
2% 6/30/30	400,000	333,822
Salesforce.com, Inc.:
1.95% 7/15/31	100,000	86,276
2.9% 7/15/51	300,000	236,049
3.7% 4/11/28	140,000	141,419
VMware, Inc. 1.4% 8/15/26	690,000	618,526
		7,720,482
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
1.125% 5/11/25	500,000	475,778
1.7% 8/5/31	280,000	239,733
2.1% 9/12/22	100,000	100,126
2.375% 2/8/41	440,000	348,056
2.4% 1/13/23	1,242,000	1,244,468
2.55% 8/20/60	110,000	79,393
2.85% 8/5/61	490,000	372,558
2.95% 9/11/49	180,000	147,475
3% 2/9/24	650,000	654,073
3% 11/13/27	890,000	878,698
3.35% 2/9/27	240,000	241,854
3.75% 11/13/47	90,000	85,340
4.375% 5/13/45	120,000	123,351
4.5% 2/23/36	110,000	118,240
4.65% 2/23/46	201,000	216,013
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (b)	1,108,000	1,144,416
HP, Inc.:
2.2% 6/17/25	190,000	181,412
2.65% 6/17/31	100,000	83,468
3.4% 6/17/30	250,000	224,893
4.2% 4/15/32	140,000	130,473
		7,089,818
TOTAL INFORMATION TECHNOLOGY		30,697,303
MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	94,698
2.05% 5/15/30	40,000	35,168
2.7% 5/15/40	40,000	32,581
2.8% 5/15/50	40,000	30,861
CF Industries Holdings, Inc. 5.375% 3/15/44	130,000	131,783
DuPont de Nemours, Inc.:
4.205% 11/15/23	100,000	101,896
4.493% 11/15/25	320,000	328,463
4.725% 11/15/28	100,000	103,642
5.319% 11/15/38	310,000	323,430
Eastman Chemical Co. 4.5% 12/1/28	226,000	226,484
Ecolab, Inc.:
1.3% 1/30/31	400,000	327,336
2.125% 8/15/50	150,000	100,650
International Flavors & Fragrances, Inc. 4.45% 9/26/28	130,000	129,976
Linde, Inc./Connecticut 3.2% 1/30/26	230,000	230,190
LYB International Finance BV 4% 7/15/23	87,000	87,989
LYB International Finance II BV 3.5% 3/2/27	680,000	665,305
LYB International Finance III LLC:
3.375% 10/1/40	110,000	90,258
3.625% 4/1/51	110,000	88,671
3.8% 10/1/60	100,000	77,395
Nutrien Ltd.:
3.95% 5/13/50	170,000	152,343
4.2% 4/1/29	32,000	32,019
5% 4/1/49	56,000	58,247
Rohm & Haas Co. 7.85% 7/15/29	120,000	145,075
Sherwin-Williams Co.:
2.75% 6/1/22	4,000	4,000
3.125% 6/1/24	160,000	159,837
3.45% 6/1/27	210,000	205,486
4.5% 6/1/47	200,000	192,062
The Dow Chemical Co.:
2.1% 11/15/30	450,000	384,699
3.6% 11/15/50	170,000	139,307
3.625% 5/15/26	150,000	150,076
5.55% 11/30/48	80,000	86,676
The Mosaic Co. 4.05% 11/15/27	170,000	169,783
Westlake Corp. 3.6% 8/15/26	858,000	850,188
		5,936,574
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.5% 3/15/30	110,000	95,387
4.25% 12/15/47	120,000	105,881
		201,268
Containers & Packaging - 0.1%
International Paper Co. 5% 9/15/35	328,000	344,829
WRKCo, Inc.:
3.9% 6/1/28	170,000	167,976
4.65% 3/15/26	400,000	411,032
		923,837
Metals & Mining - 0.2%
Barrick North America Finance LLC 5.7% 5/30/41	142,000	154,174
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39	100,000	111,077
BHP Billiton Financial (U.S.A.) Ltd.:
4.125% 2/24/42	100,000	95,833
5% 9/30/43	151,000	161,412
Freeport-McMoRan, Inc.:
4.625% 8/1/30	190,000	183,791
5.45% 3/15/43	160,000	157,381
Newmont Corp.:
2.25% 10/1/30	160,000	137,300
4.875% 3/15/42	100,000	100,593
5.45% 6/9/44	100,000	105,874
Nucor Corp.:
2.979% 12/15/55	110,000	78,430
3.125% 4/1/32	100,000	90,395
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	324,000	351,438
Southern Copper Corp.:
3.875% 4/23/25	210,000	209,186
5.875% 4/23/45	178,000	195,139
7.5% 7/27/35	110,000	134,257
Vale Overseas Ltd.:
3.75% 7/8/30	500,000	466,170
6.875% 11/21/36	120,000	134,664
		2,867,114
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	320,000	275,616
6% 1/15/29	230,000	235,549
		511,165
TOTAL MATERIALS		10,439,958
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	203,736
3.375% 8/15/31	340,000	314,534
4.85% 4/15/49	140,000	137,589
American Tower Corp.:
1.3% 9/15/25	120,000	110,528
2.1% 6/15/30	120,000	98,593
3.1% 6/15/50	120,000	86,598
3.6% 1/15/28	70,000	66,614
3.8% 8/15/29	100,000	94,265
AvalonBay Communities, Inc.:
2.3% 3/1/30	408,000	362,753
3.35% 5/15/27	170,000	166,044
Boston Properties, Inc.:
2.75% 10/1/26	100,000	94,617
3.25% 1/30/31	227,000	203,293
4.5% 12/1/28	280,000	281,609
Crown Castle International Corp.:
1.35% 7/15/25	90,000	83,266
2.25% 1/15/31	100,000	83,656
3.25% 1/15/51	190,000	142,126
3.65% 9/1/27	464,000	449,757
Duke Realty LP 1.75% 2/1/31	340,000	279,463
Equinix, Inc.:
1.45% 5/15/26	200,000	180,946
2.5% 5/15/31	210,000	177,725
ERP Operating LP:
1.85% 8/1/31	240,000	202,312
2.5% 2/15/30	160,000	143,727
3.5% 3/1/28	160,000	156,310
Federal Realty Investment Trust 1.25% 2/15/26	200,000	181,654
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	310,000	310,078
Healthpeak Properties, Inc.:
2.875% 1/15/31	430,000	383,406
3% 1/15/30	320,000	292,586
Kilroy Realty LP 2.65% 11/15/33	100,000	80,162
Kimco Realty Corp.:
1.9% 3/1/28	610,000	539,920
2.8% 10/1/26	216,000	205,870
National Retail Properties, Inc. 3% 4/15/52	200,000	141,178
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	140,000	136,566
4.75% 1/15/28	201,000	194,523
Prologis LP:
1.625% 3/15/31	150,000	124,035
2.125% 4/15/27	170,000	159,135
2.125% 10/15/50	100,000	64,918
Realty Income Corp.:
2.85% 12/15/32	148,000	132,099
3.25% 1/15/31	238,000	222,961
Regency Centers LP 3.7% 6/15/30	150,000	140,796
Simon Property Group LP:
2% 9/13/24	420,000	408,757
2.2% 2/1/31	250,000	211,200
2.65% 7/15/30	138,000	121,586
3.375% 12/1/27	150,000	145,657
3.5% 9/1/25	230,000	228,790
4.25% 11/30/46	116,000	106,063
4.75% 3/15/42	110,000	105,994
UDR, Inc.:
2.1% 6/15/33	100,000	79,046
3% 8/15/31	100,000	88,842
Ventas Realty LP:
4% 3/1/28	184,000	180,964
4.875% 4/15/49	160,000	155,473
VICI Properties LP:
4.75% 2/15/28	330,000	326,453
5.125% 5/15/32	140,000	138,821
Welltower, Inc.:
2.75% 1/15/32	110,000	94,945
4.25% 4/15/28	174,000	174,065
Weyerhaeuser Co. 4% 11/15/29	270,000	263,349
		10,259,953
Real Estate Management & Development - 0.0%
Essex Portfolio LP:
2.65% 3/15/32	210,000	180,305
3.875% 5/1/24	120,000	120,841
Mid-America Apartments LP 4.2% 6/15/28	260,000	259,379
		560,525
TOTAL REAL ESTATE		10,820,478
UTILITIES - 1.9%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.45% 5/15/51	70,000	55,320
AEP Transmission Co. LLC:
2.75% 8/15/51	100,000	73,656
3.65% 4/1/50	139,000	119,111
Alabama Power Co. 1.45% 9/15/30	800,000	662,518
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	130,983
4.3% 12/1/28	194,000	193,886
Appalachian Power Co. 7% 4/1/38	100,000	121,736
Arizona Public Service Co. 3.35% 5/15/50	200,000	153,521
Baltimore Gas & Electric Co. 2.9% 6/15/50	120,000	91,328
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	70,000	59,282
4.25% 2/1/49	185,000	180,859
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	203,988
4.3% 2/1/49	65,000	61,794
Commonwealth Edison Co.:
2.75% 9/1/51	200,000	150,567
4% 3/1/48	208,000	194,326
Dominion Energy South Carolina 2.3% 12/1/31	230,000	200,850
DTE Electric Co.:
3.95% 3/1/49	56,000	51,622
4.05% 5/15/48	100,000	94,166
Duke Energy Carolinas LLC:
4% 9/30/42	179,000	165,517
4.25% 12/15/41	130,000	123,785
Duke Energy Corp.:
2.45% 6/1/30	200,000	173,512
3.15% 8/15/27	352,000	338,493
3.3% 6/15/41	390,000	314,594
3.75% 9/1/46	110,000	91,079
4.2% 6/15/49	310,000	270,442
Duke Energy Florida LLC 4.2% 7/15/48	140,000	132,130
Duke Energy Industries, Inc. 6.35% 8/15/38	170,000	197,758
Duke Energy Progress LLC 2% 8/15/31	270,000	229,066
Edison International 4.125% 3/15/28	100,000	95,780
Entergy Corp.:
0.9% 9/15/25	500,000	455,443
3.75% 6/15/50	190,000	156,667
Entergy Louisiana LLC 3.12% 9/1/27	310,000	299,021
Entergy, Inc.:
3.35% 6/15/52	100,000	82,088
3.55% 9/30/49	194,000	159,265
Eversource Energy:
2.55% 3/15/31	200,000	172,943
3.45% 1/15/50	120,000	95,112
Exelon Corp.:
3.95% 6/15/25	163,000	164,461
4.05% 4/15/30	370,000	362,502
4.7% 4/15/50	110,000	106,935
5.1% 6/15/45	160,000	163,402
FirstEnergy Corp.:
1.6% 1/15/26	97,000	87,954
2.25% 9/1/30	150,000	125,590
5.35% 7/15/47	150,000	139,365
Florida Power & Light Co.:
3.99% 3/1/49	133,000	126,012
4.05% 6/1/42	210,000	201,235
4.05% 10/1/44	170,000	162,040
4.125% 2/1/42	240,000	232,195
Georgia Power Co. 2.65% 9/15/29	360,000	320,559
Indiana Michigan Power Co. 3.25% 5/1/51	80,000	63,104
Interstate Power and Light Co. 2.3% 6/1/30	104,000	90,288
Kentucky Utilities Co. 5.125% 11/1/40	170,000	175,993
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	247,815
3.95% 8/1/47	100,000	92,662
4.25% 7/15/49	100,000	97,135
Mississippi Power Co. 3.95% 3/30/28	120,000	118,966
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	300,000	276,583
2.44% 1/15/32	400,000	342,280
Northern States Power Co. 2.6% 6/1/51	300,000	222,077
Oglethorpe Power Corp. 5.95% 11/1/39	110,000	119,416
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	80,401
3.8% 6/1/49	280,000	254,561
Pacific Gas & Electric Co.:
2.5% 2/1/31	320,000	255,114
3.15% 1/1/26	110,000	103,502
3.3% 8/1/40	100,000	73,321
3.5% 6/15/25	506,000	489,394
3.75% 2/15/24	320,000	317,696
4.2% 3/1/29	200,000	187,784
4.55% 7/1/30	603,000	561,266
4.75% 2/15/44	100,000	81,058
4.95% 7/1/50	230,000	191,896
PacifiCorp:
2.9% 6/15/52	100,000	76,085
6% 1/15/39	100,000	113,159
PPL Capital Funding, Inc. 4% 9/15/47	90,000	77,643
PPL Electric Utilities Corp. 3% 10/1/49	70,000	54,846
Public Service Co. of Colorado:
3.2% 3/1/50	110,000	89,043
6.25% 9/1/37	130,000	156,787
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	72,458
3% 5/15/25	220,000	217,912
3.15% 1/1/50	80,000	64,686
3.2% 8/1/49	110,000	90,164
Puget Sound Energy, Inc. 4.3% 5/20/45	130,000	121,695
Southern California Edison Co.:
2.95% 2/1/51	100,000	70,826
3.5% 10/1/23	566,000	569,556
3.65% 2/1/50	220,000	175,806
3.9% 3/15/43	230,000	194,130
4.05% 3/15/42	100,000	85,859
4.65% 10/1/43	158,000	147,453
6.05% 3/15/39	100,000	108,201
Southern Co.:
3.25% 7/1/26	765,000	747,471
4.4% 7/1/46	253,000	234,188
Tampa Electric Co. 4.45% 6/15/49	140,000	133,727
Union Electric Co. 3.9% 4/1/52	120,000	109,741
Virginia Electric & Power Co.:
2.45% 12/15/50	100,000	70,049
3.8% 4/1/28	90,000	89,884
3.8% 9/15/47	180,000	160,090
4.6% 12/1/48	208,000	207,676
6% 5/15/37	120,000	136,975
Wisconsin Electric Power Co. 1.7% 6/15/28	490,000	433,999
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	310,475
3.4% 6/1/30	73,000	68,696
		18,176,050
Gas Utilities - 0.1%
Atmos Energy Corp.:
2.85% 2/15/52	100,000	75,089
4.125% 10/15/44	210,000	193,117
CenterPoint Energy Resources Corp. 1.75% 10/1/30	100,000	83,200
Dominion Gas Holdings LLC 2.5% 11/15/24	80,000	78,252
Piedmont Natural Gas Co., Inc. 3.35% 6/1/50	100,000	77,998
Southern California Gas Co. 4.3% 1/15/49	130,000	122,951
Southern Co. Gas Capital Corp. 3.15% 9/30/51	250,000	184,803
		815,410
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 4.75% 6/15/46	100,000	92,385
Exelon Generation Co. LLC:
3.25% 6/1/25	100,000	98,138
5.6% 6/15/42	130,000	127,477
		318,000
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	250,000	233,888
Berkshire Hathaway Energy Co.:
1.65% 5/15/31	160,000	131,226
3.25% 4/15/28	250,000	243,725
4.45% 1/15/49	100,000	96,647
4.5% 2/1/45	180,000	172,055
5.95% 5/15/37	120,000	135,837
6.125% 4/1/36	110,000	126,884
Consolidated Edison Co. of New York, Inc.:
3.85% 6/15/46	100,000	86,770
3.95% 4/1/50	245,000	220,858
4.5% 5/15/58	220,000	204,755
4.65% 12/1/48	80,000	78,685
6.75% 4/1/38	110,000	132,282
Consumers Energy Co.:
2.65% 8/15/52	200,000	145,129
3.1% 8/15/50	200,000	159,031
Dominion Energy, Inc. 3.375% 4/1/30	340,000	318,234
DTE Energy Co. 3.8% 3/15/27	90,000	88,215
NiSource, Inc.:
0.95% 8/15/25	530,000	485,347
1.7% 2/15/31	370,000	296,787
3.49% 5/15/27	442,000	431,762
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	80,016
Puget Energy, Inc. 4.1% 6/15/30	253,000	241,278
San Diego Gas & Electric Co. 4.1% 6/15/49	130,000	121,424
Sempra Energy:
3.4% 2/1/28	50,000	48,471
3.8% 2/1/38	270,000	238,812
4% 2/1/48	136,000	118,477
		4,636,595
Water Utilities - 0.0%
American Water Capital Corp.:
2.3% 6/1/31	220,000	189,617
2.95% 9/1/27	180,000	172,308
3.75% 9/1/47	213,000	185,478
4.3% 12/1/42	100,000	95,409
		642,812
TOTAL UTILITIES		24,588,867
TOTAL NONCONVERTIBLE BONDS (Cost $367,734,304)		328,640,284

U.S. Government and Government Agency Obligations - 42.2%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.375% 8/25/25	238,000	220,281
0.5% 6/17/25	650,000	607,050
0.625% 4/22/25	90,000	84,664
0.75% 10/8/27	250,000	223,325
0.875% 8/5/30	108,000	90,298
1.75% 7/2/24	930,000	915,316
2% 10/5/22	190,000	190,387
2.375% 1/19/23	655,000	657,527
2.875% 9/12/23	150,000	151,022
6.625% 11/15/30	650,000	812,700
Federal Home Loan Bank:
0.375% 9/4/25	175,000	162,046
0.5% 4/14/25	390,000	365,742
1.5% 8/15/24	125,000	122,104
2% 9/9/22	200,000	200,407
2.5% 2/13/24	230,000	230,286
3.25% 6/9/28	210,000	213,356
3.25% 11/16/28	30,000	30,479
Freddie Mac:
0.25% 8/24/23	450,000	439,266
0.25% 12/4/23	958,000	928,048
0.375% 7/21/25	480,000	445,674
0.375% 9/23/25	370,000	341,962
1.5% 2/12/25	630,000	609,596
2.75% 6/19/23	50,000	50,324
6.25% 7/15/32	110,000	138,634
6.75% 3/15/31	390,000	495,325
Tennessee Valley Authority:
0.75% 5/15/25	560,000	527,425
2.875% 2/1/27	145,000	144,692
4.25% 9/15/65	210,000	221,250
5.25% 9/15/39	420,000	481,622
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,100,808
U.S. Treasury Obligations - 41.4%
U.S. Treasury Bonds:
1.125% 5/15/40	2,000	1,418
1.125% 8/15/40	76,000	53,553
1.25% 5/15/50	6,768,000	4,367,739
1.375% 11/15/40	4,356,000	3,201,830
1.375% 8/15/50	3,300,000	2,203,652
1.625% 11/15/50	6,241,000	4,458,171
1.75% 8/15/41	7,217,000	5,610,654
1.875% 2/15/41	14,910,000	11,947,802
1.875% 2/15/51	9,063,000	6,900,625
1.875% 11/15/51	5,344,000	4,071,460
2% 11/15/41	5,180,000	4,206,322
2% 2/15/50	683,000	537,142
2% 8/15/51	8,712,000	6,835,857
2.25% 5/15/41	12,975,000	11,038,380
2.25% 8/15/46	148,000	121,476
2.25% 8/15/49	267,000	222,517
2.25% 2/15/52	1,610,000	1,346,614
2.375% 2/15/42	3,190,000	2,763,865
2.375% 11/15/49	358,000	306,719
2.375% 5/15/51	6,825,000	5,859,103
2.5% 2/15/45	763,000	659,011
2.5% 2/15/46	329,000	284,148
2.5% 5/15/46	122,000	105,296
2.75% 11/15/42	1,059,000	966,420
2.75% 8/15/47	177,000	161,001
2.75% 11/15/47	157,000	142,993
2.875% 5/15/43	1,420,000	1,320,988
2.875% 8/15/45	268,000	247,712
2.875% 11/15/46	359,000	332,888
2.875% 5/15/49	361,000	342,062
2.875% 5/15/52	1,650,000	1,587,609
3% 5/15/42	238,000	227,281
3% 11/15/44	1,614,000	1,523,591
3% 11/15/45	76,000	71,912
3% 2/15/47	83,000	78,814
3% 5/15/47	197,000	187,173
3% 2/15/48	121,000	115,843
3% 8/15/48	188,000	180,752
3% 2/15/49	264,000	255,533
3.125% 11/15/41	229,000	223,874
3.125% 2/15/42	264,000	257,524
3.125% 8/15/44	1,405,000	1,355,715
3.125% 5/15/48	48,000	47,201
3.25% 5/15/42	100,000	99,672
3.375% 5/15/44	856,000	860,681
3.375% 11/15/48	68,000	70,276
3.625% 8/15/43	86,000	89,961
3.625% 2/15/44	1,464,000	1,530,166
3.75% 8/15/41	225,000	240,381
3.75% 11/15/43	4,124,000	4,396,087
3.875% 8/15/40	126,000	137,813
4.375% 2/15/38	81,000	95,305
4.375% 11/15/39	5,000	5,852
4.375% 5/15/41	433,000	502,212
4.5% 2/15/36	223,000	266,555
4.5% 5/15/38	69,000	82,266
5% 5/15/37	391,000	489,315
U.S. Treasury Notes:
0.125% 6/30/22	3,000	2,998
0.125% 10/31/22	16,000	15,911
0.125% 2/28/23	10,000	9,867
0.125% 3/31/23	1,084,000	1,067,401
0.125% 4/30/23	700,000	687,531
0.125% 5/15/23	17,000	16,679
0.125% 6/30/23	2,838,000	2,775,586
0.125% 7/15/23	2,227,000	2,176,371
0.125% 7/31/23	2,049,000	2,000,016
0.125% 9/15/23	3,272,000	3,184,065
0.125% 12/15/23	684,000	661,129
0.125% 1/15/24	5,985,000	5,770,849
0.125% 2/15/24	8,876,000	8,539,336
0.25% 4/15/23	2,109,000	2,075,882
0.25% 6/15/23	2,007,000	1,967,330
0.25% 9/30/23	7,970,000	7,762,656
0.25% 11/15/23	2,984,000	2,896,112
0.25% 3/15/24	1,012,000	973,220
0.25% 5/15/24	1,778,000	1,701,602
0.25% 5/31/25	3,401,000	3,158,546
0.25% 6/30/25	4,190,000	3,882,297
0.25% 7/31/25	2,494,000	2,304,807
0.25% 8/31/25	7,956,000	7,334,127
0.25% 9/30/25	4,049,000	3,724,764
0.375% 10/31/23	2,070,000	2,014,692
0.375% 4/15/24	7,883,000	7,578,150
0.375% 8/15/24	1,560,000	1,486,388
0.375% 9/15/24	2,850,000	2,708,613
0.375% 4/30/25	8,731,000	8,157,687
0.375% 11/30/25	7,467,000	6,867,015
0.375% 12/31/25	8,153,000	7,483,244
0.375% 1/31/26	9,105,000	8,337,477
0.375% 7/31/27	3,005,000	2,651,326
0.375% 9/30/27	3,744,000	3,286,676
0.5% 3/15/23	1,955,000	1,933,159
0.5% 11/30/23	11,760,000	11,441,194
0.5% 3/31/25	6,279,000	5,900,788
0.5% 2/28/26	5,602,000	5,142,899
0.5% 4/30/27	546,000	487,860
0.5% 5/31/27	4,423,000	3,941,826
0.5% 6/30/27	856,000	761,305
0.5% 8/31/27	2,377,000	2,105,595
0.625% 10/15/24	10,240,000	9,770,000
0.625% 7/31/26	3,960,000	3,618,759
0.625% 3/31/27	884,000	796,256
0.625% 11/30/27	2,407,000	2,132,828
0.625% 12/31/27	1,696,000	1,499,502
0.625% 5/15/30	4,618,000	3,892,649
0.625% 8/15/30	644,000	539,526
0.75% 11/15/24	3,910,000	3,733,592
0.75% 3/31/26	6,314,000	5,843,410
0.75% 4/30/26	3,206,000	2,962,544
0.75% 5/31/26	3,183,000	2,934,701
0.75% 8/31/26	5,654,000	5,185,778
0.75% 1/31/28	4,807,000	4,273,160
0.875% 1/31/24	11,720,000	11,425,169
0.875% 6/30/26	894,000	827,229
0.875% 9/30/26	6,070,000	5,587,720
0.875% 11/15/30	7,662,000	6,535,746
1% 12/15/24	2,830,000	2,714,700
1% 7/31/28	1,260,000	1,125,485
1.125% 1/15/25	14,200,000	13,643,094
1.125% 2/28/25	748,000	717,057
1.125% 10/31/26	8,680,000	8,067,992
1.125% 2/29/28	8,720,000	7,912,719
1.125% 8/31/28	5,215,000	4,689,222
1.125% 2/15/31	9,966,000	8,650,566
1.25% 8/31/24	3,036,000	2,947,292
1.25% 12/31/26	7,670,000	7,149,579
1.25% 3/31/28	5,759,000	5,254,188
1.25% 4/30/28	3,357,000	3,058,673
1.25% 5/31/28	2,807,000	2,554,589
1.25% 6/30/28	7,024,000	6,381,963
1.25% 9/30/28	2,821,000	2,553,446
1.25% 8/15/31	6,407,000	5,576,843
1.375% 1/31/25	975,000	942,094
1.375% 8/31/26	366,000	344,955
1.375% 10/31/28	12,960,000	11,807,269
1.375% 12/31/28	2,240,000	2,039,537
1.375% 11/15/31	1,895,000	1,662,270
1.5% 9/30/24	3,446,000	3,359,312
1.5% 10/31/24	3,676,000	3,578,213
1.5% 11/30/24	2,663,000	2,587,999
1.5% 8/15/26	283,000	268,032
1.5% 1/31/27	5,829,000	5,490,189
1.5% 11/30/28	3,722,000	3,415,080
1.5% 2/15/30	724,000	657,228
1.625% 2/15/26	702,000	672,851
1.625% 9/30/26	1,345,000	1,279,431
1.625% 11/30/26	454,000	431,158
1.625% 8/15/29	2,954,000	2,720,449
1.625% 5/15/31	13,903,000	12,557,233
1.75% 6/30/24	1,417,000	1,394,140
1.75% 7/31/24	1,867,000	1,834,984
1.75% 12/31/24	3,742,000	3,655,320
1.75% 3/15/25	2,580,000	2,513,085
1.75% 12/31/26	415,000	395,887
1.75% 1/31/29	4,210,000	3,923,029
1.75% 11/15/29	407,000	377,636
1.875% 8/31/24	501,000	492,957
1.875% 7/31/26	800,000	770,844
1.875% 2/28/27	1,890,000	1,810,561
1.875% 2/15/32	1,120,000	1,027,163
2% 5/31/24	5,025,000	4,973,769
2% 6/30/24	210,000	207,654
2% 11/15/26	562,000	542,045
2.125% 12/31/22	92,000	92,219
2.125% 2/29/24	551,000	547,901
2.125% 3/31/24	612,000	608,079
2.125% 7/31/24	150,000	148,588
2.125% 11/30/24	320,000	315,788
2.25% 12/31/23	50,000	49,902
2.25% 3/31/24	4,750,000	4,729,775
2.25% 4/30/24	1,173,000	1,167,364
2.25% 12/31/24	30,000	29,681
2.25% 2/15/27	817,000	795,458
2.25% 8/15/27	1,371,000	1,330,191
2.25% 11/15/27	255,000	247,051
2.375% 1/31/23	86,000	86,333
2.375% 2/29/24	2,090,000	2,087,796
2.375% 5/15/27	1,576,000	1,541,463
2.375% 3/31/29	2,190,000	2,120,536
2.375% 5/15/29	473,000	458,034
2.5% 3/31/23	693,000	695,897
2.5% 1/31/24	2,144,000	2,146,429
2.5% 4/30/24	2,940,000	2,939,081
2.5% 5/31/24	3,180,000	3,176,646
2.5% 1/31/25	37,000	36,806
2.5% 2/28/26	273,000	270,195
2.5% 3/31/27	7,020,000	6,916,345
2.625% 2/28/23	1,495,000	1,502,650
2.625% 12/31/25	118,000	117,364
2.625% 1/31/26	420,000	417,523
2.625% 5/31/27	3,110,000	3,082,059
2.625% 2/15/29	1,038,000	1,021,254
2.75% 4/30/23	21,000	21,119
2.75% 5/31/23	1,025,000	1,031,246
2.75% 7/31/23	1,141,000	1,148,087
2.75% 8/31/23	738,000	742,728
2.75% 2/15/24	70,000	70,366
2.75% 2/28/25	280,000	280,317
2.75% 5/15/25	100,000	100,086
2.75% 6/30/25	237,000	237,111
2.75% 8/31/25	304,000	303,893
2.75% 4/30/27	1,510,000	1,504,455
2.75% 2/15/28	629,000	624,921
2.75% 5/31/29	2,570,000	2,546,709
2.875% 10/31/23	698,000	703,617
2.875% 11/30/23	1,156,000	1,165,122
2.875% 4/30/25	81,000	81,326
2.875% 7/31/25	258,000	259,028
2.875% 11/30/25	288,000	288,866
2.875% 5/15/28	231,000	230,820
2.875% 8/15/28	1,186,000	1,184,008
2.875% 4/30/29	290,000	289,864
2.875% 5/15/32	3,550,000	3,554,438
3% 10/31/25	535,000	538,887
3.125% 11/15/28	331,000	335,254
TOTAL U.S. TREASURY OBLIGATIONS		530,780,785
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $583,719,168)		540,881,593

U.S. Government Agency - Mortgage Securities - 27.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 12.4%
1.5% 10/1/36 to 3/1/52	16,200,081	14,368,440
2% 6/1/27 to 6/1/52	56,390,064	50,732,486
2.5% 4/1/30 to 4/1/52	34,162,913	31,926,810
3% 12/1/26 to 5/1/52	31,194,097	30,124,977
3.5% 5/1/24 to 1/1/52	15,987,852	15,977,561
4% 4/1/26 to 5/1/51	7,756,981	7,861,922
4.5% 10/1/39 to 12/1/50	3,801,296	3,911,663
5% 11/1/44 to 10/1/50	3,512,573	3,679,153
5.5% 9/1/40 to 6/1/49	385,903	409,670
TOTAL FANNIE MAE		158,992,682
Freddie Mac - 9.0%
1.5% 10/1/36 to 11/1/51	6,175,771	5,515,432
2% 3/1/28 to 5/1/52	46,542,228	41,941,071
2% 9/1/35	1,410,242	1,337,808
2% 11/1/35	318,460	302,103
2% 11/1/35	407,436	386,509
2.5% 2/1/30 to 5/1/52	38,816,920	35,987,351
3% 2/1/29 to 4/1/52	9,413,057	9,083,647
3.5% 12/1/25 to 6/1/52	8,861,805	8,784,225
4% 6/1/34 to 10/1/49	7,547,869	7,635,761
4% 4/1/48	901	916
4.5% 7/1/41 to 10/1/50	2,982,835	3,067,280
5% 8/1/48 to 5/1/50	380,906	396,384
5.5% 6/1/49	154,354	161,433
TOTAL FREDDIE MAC		114,599,920
Ginnie Mae - 5.7%
1.5% 4/20/51 to 5/20/51	205,423	179,160
2% 3/20/51 to 4/20/52	20,359,686	18,586,557
2.5% 3/20/47 to 5/20/52	21,220,363	20,007,314
2.5% 6/1/52 (e)	600,000	562,416
3% 7/20/42 to 5/20/52	14,582,171	14,162,790
3% 6/1/52 (e)	800,000	771,750
3.5% 5/20/44 to 5/20/51	9,952,583	9,925,878
3.5% 6/1/52 (e)	1,200,000	1,188,750
4% 12/20/45 to 6/20/51	4,660,670	4,723,626
4.5% 6/20/45 to 4/20/51	2,220,408	2,283,505
5% 11/20/45 to 11/20/50	781,787	814,205
5.5% 12/20/44 to 12/20/48	94,330	100,439
TOTAL GINNIE MAE		73,306,390
Uniform Mortgage Backed Securities - 0.4%
1.5% 6/1/52 (e)	400,000	339,344
2% 6/1/37 (e)	500,000	472,695
2% 6/1/52 (e)	500,000	443,633
2.5% 6/1/52 (e)	700,000	644,164
3% 6/1/37 (e)	400,000	394,719
3% 6/1/52 (e)	1,700,000	1,620,977
3.5% 6/1/52 (e)	1,600,000	1,568,625
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,484,157
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $381,724,406)		352,383,149

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	111,000	106,014
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	360,000	352,983
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	201,019
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	257,071
Discover Card Execution Note Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	100,428
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	360,000	357,740
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	50,127
Series 2018-4 Class A, 4.06% 11/15/30	60,000	60,243
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	355,000	348,555
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	356,300	353,033
TOTAL ASSET-BACKED SECURITIES (Cost $2,252,440)		2,187,213

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	265,672	264,770
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	217,601
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	320,631
Series 2021-BN35 Class A5, 2.285% 6/15/64	700,000	604,422
Series 2022-BNK41 Class A4, 3.9163% 4/15/65	950,000	931,110
BBCMS Mortgage Trust sequential payer:
Series 2021-C10 Class A5, 2.492% 7/15/54	450,000	396,525
Series 2021-C11 Class A5, 2.322% 9/15/54	450,000	388,983
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	297,358
Series 2021-B24 Class A5, 2.5843% 3/15/54	450,000	400,132
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	220,798
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	159,418
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	489,653
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	468,761
Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	249,017
COMM Mortgage Trust Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	199,632
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	179,767
Class A5, 3.0161% 9/15/52	200,000	183,240
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	330,000	322,785
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	705,992
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	550,367
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	610,613
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	372,020
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	60,607
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	397,997
Series 2021-K126 Class A2, 2.074% 1/25/31	180,000	162,282
Series 2021-K128 Class A2, 2.02% 3/25/31	540,000	483,921
Series 2021-K129 Class A2, 1.914% 5/25/31	540,000	478,464
Series 2021-K130 Class A2, 1.723% 6/25/31	650,000	565,100
Series 2021-K136 Class A2, 2.127% 11/25/31	1,090,000	974,806
Series 2017-K064 Class A2, 3.224% 3/25/27	250,000	249,994
Series 2017-K068 Class A2, 3.244% 8/25/27	570,000	569,808
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	60,133
Series 2018-K730 Class A2, 3.59% 1/25/25	50,000	50,631
Series 2019-K094 Class A2, 2.903% 6/25/29	430,000	418,403
Series 2019-K1510 Class A2, 3.718% 1/25/31	165,000	169,447
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	470,223
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	231,727	227,869
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	275,932
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	49,924
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	396,974
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	435,278
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	135,224
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	339,185
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	184,743
Series 2019-C54 Class A4, 3.146% 12/15/52	500,000	468,049
Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	122,546
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	242,233
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,403,142)		16,523,368

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	229,777
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	55,000	71,273
Series 2010 S1, 7.043% 4/1/50	55,000	73,909
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	220,202
Series 2010, 7.6% 11/1/40	350,000	490,981
Series 2018, 3.5% 4/1/28	175,000	173,112
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	280,000	218,702
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2021 A, 3.204% 1/15/51	150,000	119,297
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	300,000	371,419
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	300,000	221,742
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	16,500
Series 2021 C, 2.843% 11/1/46	250,000	197,773
Series 2022 A, 4.507% 11/1/51	100,000	95,763
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	112,000	97,134
3.293% 6/1/42	60,000	48,585
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	75,000	54,842
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	750,000	764,495
Series 2010-3, 7.35% 7/1/35	100,000	110,849
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	148,443
Los Angeles Dept. of Aiports (Consolidated Rental Car Facility Proj.) Series 2022 A, 4.242% 5/15/48 (Assured Guaranty Muni. Corp. Insured)	300,000	273,410
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	163,339
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	250,000	209,982
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	300,000	249,010
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	78,352
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	182,601
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	26,522
4.131% 6/15/42	30,000	25,957
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	156,266
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	300,000	241,071
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	70,000	74,154
Series 225, 3.175% 7/15/60	300,000	226,056
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	189,442
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	112,672
3.256% 5/15/60	150,000	111,687
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	210,000	158,609
TOTAL MUNICIPAL SECURITIES (Cost $7,312,094)		6,203,928

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	260,000	245,809
2.95% 1/23/24	120,000	120,518
3.3% 3/15/28	225,000	225,968
British Columbia Province 2.25% 6/2/26	350,000	339,924
Canadian Government 2% 11/15/22	155,000	155,151
Chilean Republic:
2.55% 7/27/33	530,000	451,295
3.125% 3/27/25	840,000	832,283
3.24% 2/6/28	200,000	193,850
3.625% 10/30/42	194,000	163,724
Export Development Canada 2.625% 2/21/24	500,000	498,255
Hungarian Republic:
5.375% 3/25/24	140,000	143,789
7.625% 3/29/41	60,000	74,018
Indonesian Republic:
2.85% 2/14/30	200,000	184,788
3.5% 2/14/50	400,000	335,700
4.35% 1/11/48	250,000	230,653
Israeli State:
3.25% 1/17/28	760,000	758,100
3.375% 1/15/50	275,000	236,115
4.5% 1/30/43	200,000	206,416
Italian Republic:
1.25% 2/17/26	1,161,000	1,050,821
2.375% 10/17/24	400,000	390,384
3.875% 5/6/51	200,000	163,223
Korean Republic 2.75% 1/19/27	570,000	558,664
Manitoba Province 2.6% 4/16/24	870,000	867,895
Ontario Province:
1.125% 10/7/30	511,000	431,182
2.3% 6/15/26	70,000	67,937
2.5% 4/27/26	300,000	293,505
3.05% 1/29/24	100,000	100,604
Panamanian Republic:
3.16% 1/23/30	400,000	368,950
4.5% 4/16/50	400,000	351,825
6.7% 1/26/36	240,000	272,520
Peruvian Republic:
1.862% 12/1/32	300,000	237,994
2.78% 12/1/60	70,000	47,744
3.55% 3/10/51	250,000	202,313
4.125% 8/25/27	250,000	250,047
6.55% 3/14/37	275,000	316,473
7.35% 7/21/25	430,000	471,737
Philippine Republic:
2.65% 12/10/45	610,000	456,805
3% 2/1/28	200,000	192,522
6.375% 10/23/34	130,000	152,439
9.5% 2/2/30	70,000	92,495
Quebec Province:
2.5% 4/9/24	130,000	129,402
2.5% 4/20/26	590,000	577,103
2.75% 4/12/27	320,000	314,918
United Mexican States:
3.5% 2/12/34	1,226,000	1,078,267
4.6% 2/10/48	270,000	232,470
4.75% 4/27/32	200,000	201,300
5% 4/27/51	755,000	687,428
5.55% 1/21/45	250,000	247,125
6.05% 1/11/40	120,000	126,060
Uruguay Republic:
4.375% 10/27/27	140,000	145,101
4.975% 4/20/55	242,000	253,616
7.625% 3/21/36	130,000	167,968
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,037,766)		16,895,193

Supranational Obligations - 1.3%
	Principal Amount (a)	Value ($)
African Development Bank:
0.875% 7/22/26	200,000	183,788
3% 9/20/23	80,000	80,553
Asian Development Bank:
0.375% 9/3/25	700,000	646,141
0.75% 10/8/30	150,000	125,031
1.5% 10/18/24	200,000	194,365
1.75% 9/13/22	83,000	83,015
1.875% 1/24/30	1,139,000	1,053,629
2.5% 11/2/27	20,000	19,546
2.625% 1/30/24	430,000	430,714
Asian Infrastructure Investment Bank 0.25% 9/29/23	600,000	582,495
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,194,343
European Bank for Reconstruction & Development 0.25% 7/10/23	906,000	885,446
European Investment Bank:
0.25% 9/15/23	1,623,000	1,579,130
0.75% 9/23/30	400,000	335,300
0.875% 5/17/30	80,000	68,098
1.25% 2/14/31	630,000	546,544
2% 12/15/22	118,000	118,105
2.25% 8/15/22	685,000	686,083
2.25% 6/24/24	210,000	208,537
3.125% 12/14/23	110,000	111,059
Inter-American Development Bank:
0.625% 7/15/25	140,000	130,845
0.875% 4/20/26	400,000	370,159
1.5% 1/13/27	1,000,000	938,659
2.5% 1/18/23	1,945,000	1,951,419
4.375% 1/24/44	190,000	213,041
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	324,366
0.5% 10/28/25	364,000	336,436
0.75% 8/26/30	1,433,000	1,198,346
0.875% 5/14/30	134,000	113,990
1.5% 8/28/24	90,000	87,718
1.625% 1/15/25	110,000	106,904
1.875% 10/27/26	320,000	306,671
2.5% 3/19/24	300,000	299,646
2.5% 3/29/32	530,000	502,564
International Finance Corp.:
0.375% 7/16/25	160,000	148,463
0.75% 8/27/30	100,000	84,221
2.875% 7/31/23	39,000	39,215
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $18,359,653)		17,284,585

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia 2.45% 9/19/22	374,000	374,698
Citizens Bank NA:
2.25% 4/28/25	250,000	240,149
3.75% 2/18/26	250,000	250,798
Discover Bank:
2.7% 2/6/30	500,000	434,939
3.35% 2/6/23	250,000	250,949
TOTAL BANK NOTES (Cost $1,629,305)		1,551,533

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (f) (Cost $6,034,614)	6,033,407	6,034,614

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,406,206,892)	1,288,585,460
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(6,550,086)
NET ASSETS - 100.0%	1,282,035,374

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,168,489 or 0.5% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	49,152,407	281,856,139	324,973,932	15,552	211	(211)	6,034,614	0.0%
Total	49,152,407	281,856,139	324,973,932	15,552	211	(211)	6,034,614

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.